Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
California (96.6%)
[1]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue (California Alumni Association Project) VRDO	1.150%	3/6/25	2,520	2,520
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25	505	506
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	675	676
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,152
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29	985	987
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,407
[2]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,530	1,615
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31	495	496
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	520	521
[3,4]	ABC Unified School District GO	0.000%	8/1/34	4,600	3,345
	ABC Unified School District GO	3.000%	8/1/40	3,610	3,236
	Acalanes Union High School District GO	6.350%	8/1/39	15,000	17,044
	Acalanes Union High School District GO	6.550%	8/1/39	13,115	15,009
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/27	750	753
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	1,000	1,004
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/30	1,680	1,686
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/31	1,640	1,646
[5]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/32	3,000	3,011
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,212
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	1,000	1,107
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	1,225	1,143
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,459
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	16,235	11,232
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	2,750	2,760
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	20,977
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,660	3,763
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	242
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,845	14,108
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,366
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,205
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,250	1,282
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/36	370	301
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/37	4,425	3,526
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/38	6,550	5,076
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/39	6,890	5,196
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	359
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	533
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	491
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	726
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	510
[2]	Alameda County CA Unified School District GO	0.000%	8/1/34	5,000	3,636
[2]	Alameda County CA Unified School District GO	0.000%	8/1/35	10,000	7,015
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	932
	Alameda County CA Unified School District GO	3.000%	8/1/42	385	330
	Alameda County CA Unified School District GO	5.000%	8/1/42	5,000	5,182
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,358
	Alameda County Oakland Unified School District GO	4.000%	8/1/25	175	176
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/27	1,965	2,074
	Alameda County Oakland Unified School District GO	5.000%	8/1/28	2,940	3,101
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/28	1,210	1,277
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/29	2,060	2,170
	Alameda County Oakland Unified School District GO	5.000%	8/1/30	1,800	1,892

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/30	2,030	2,137
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/31	5,250	5,518
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/34	3,500	3,559
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/35	5,210	5,282
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/36	5,295	5,356
	Alameda County Oakland Unified School District GO	5.000%	8/1/36	1,135	1,179
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/37	3,465	3,488
[5]	Alameda County Oakland Unified School District GO	4.000%	8/1/37	1,565	1,626
	Alameda County Oakland Unified School District GO	5.000%	8/1/37	3,000	3,114
[2]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	13,250	11,745
[5]	Alameda County Oakland Unified School District GO	4.000%	8/1/40	4,280	4,359
[5]	Alameda County Oakland Unified School District GO	4.000%	8/1/41	4,645	4,709
[2]	Alameda County Oakland Unified School District GO	5.250%	8/1/43	5,305	5,929
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,615	2,641
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,500	2,525
[6]	Alhambra Unified School District GO	0.000%	8/1/33	1,000	756
[2]	Alhambra Unified School District GO	0.000%	8/1/36	2,500	1,682
[6]	Alhambra Unified School District GO	0.000%	8/1/42	1,000	489
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	50	48
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	1,007
[2]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,372
[2]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,480
[2]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,100
[2]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,883
[2]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,508
[2]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,620
[4]	Anaheim CA City School District GO	0.000%	8/1/26	8,940	8,555
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	10,259
[2,4]	Anaheim CA City School District GO	0.000%	8/1/29	4,190	3,635
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,846
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,374
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,103
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,838
[1]	Anaheim Housing & Public Improvements Authority Water Revenue (Water System Project) VRDO	1.050%	3/3/25	22,900	22,900
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/27	1,000	1,052
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,940
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,428
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	6,070	5,076
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,240
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/34	5,500	3,942
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,083
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	6,745
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	16,045
[5]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,367
[7]	Antelope Valley Community College District GO	5.000%	8/1/27	465	471
[7]	Antelope Valley Community College District GO	5.000%	8/1/28	865	891
[7]	Antelope Valley Community College District GO	5.000%	8/1/29	910	951
	Antelope Valley Community College District GO	0.000%	8/1/30	1,000	842
[7]	Antelope Valley Community College District GO	5.000%	8/1/30	955	1,012
	Antelope Valley Community College District GO	0.000%	8/1/32	2,345	1,837
[7]	Antelope Valley Community College District GO	5.000%	8/1/32	1,065	1,157
[7]	Antelope Valley Community College District GO	5.000%	8/1/35	1,235	1,373
[7]	Antelope Valley Community College District GO	5.000%	8/1/38	1,430	1,583
[7]	Antelope Valley Community College District GO	5.000%	8/1/41	1,655	1,777
[7]	Antelope Valley Community College District GO	5.000%	8/1/42	735	780
[7]	Antelope Valley Community College District GO	5.000%	8/1/43	895	943
[7]	Antelope Valley Community College District GO	5.000%	8/1/44	750	786
[2]	Azusa Unified School District GO	0.000%	7/1/27	250	231
[2]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,112
[8]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/33	0.000%	5/1/42	6,925	5,488
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	89
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	103
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	155
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	103
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	192
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	189
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	300
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	312
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	412

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	403
[2]	Bass Lake Joint Elementary District GO	0.000%	8/1/39	1,000	570
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	3,000	3,235
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	13,817
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,381
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	3,500	4,000
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	914
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/34	2,650	3,154
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	15,000	15,202
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/35	6,470	7,676
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,885	2,796
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/36	6,250	7,373
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/41	3,440	3,825
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/42	3,705	4,087
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/43	3,175	3,484
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/44	2,250	2,454
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/45	2,000	2,171
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,805	50,759
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	17,755	17,749
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	31,250	31,079
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	9,845	9,825
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	60,160	57,708
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.830%	3/6/25	3,535	3,535
[9]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.160%	4/1/56	12,500	12,340
[9]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.270%	4/1/56	13,000	12,801
[9]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.110%	4/1/36	2,000	2,009
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,126
	Beaumont CA Special Tax Revenue	5.000%	9/1/39	400	424
	Beaumont CA Special Tax Revenue	5.000%	9/1/44	650	682
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,000	1,001
	Belmont-Redwood Shores CA School District GO	0.000%	8/1/42	1,825	902
	Benicia Unified School District GO	3.000%	8/1/36	2,075	1,972
	Benicia Unified School District GO	4.000%	8/1/42	1,370	1,398
	Benicia Unified School District GO	4.000%	8/1/43	1,950	1,978
	Benicia Unified School District GO	4.000%	8/1/44	1,635	1,652
	Berkeley CA GO	3.000%	9/1/36	610	590
	Berryessa Union School District GO	5.000%	8/1/36	1,695	2,004
	Beverly Hills CA Unified School District GO	0.000%	8/1/30	500	430
	Beverly Hills CA Unified School District GO	0.000%	8/1/32	5,000	4,033
	Beverly Hills CA Unified School District GO	0.000%	8/1/33	3,705	2,887
	Beverly Hills CA Unified School District GO	3.250%	8/1/42	2,000	1,839
	Beverly Hills CA Unified School District GO	3.000%	8/1/44	2,200	1,872
[4]	Bonsall Unified School District GO	0.000%	8/1/29	1,085	942
[4]	Bonsall Unified School District GO	0.000%	2/1/31	575	474
[2]	Bonsall Unified School District GO	0.000%	8/1/38	1,505	907
[10]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/29	5,365	4,602
[10]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/30	6,710	5,563
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/26	2,000	2,002
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/27	2,365	2,368
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/29	1,240	1,241
[2]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/30	745	746
	Burbank Unified School District GO	4.500%	8/1/32	4,180	4,281
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,370
	Burlingame School District GO	0.000%	8/1/28	250	226
	Burlingame School District GO	0.000%	8/1/29	500	438
	Burlingame School District GO	0.000%	8/1/30	755	640
	Burlingame School District GO	3.000%	8/1/36	175	169
	Burlingame School District GO	3.000%	8/1/37	255	243
	Burlingame School District GO	3.000%	8/1/38	175	165
	Burlingame School District GO	3.000%	8/1/39	175	162
	Burlingame School District GO	3.000%	8/1/40	235	213
	Burlingame School District GO	3.000%	8/1/41	350	310
	California (Veterans Bond Program) GO	4.550%	12/1/37	1,000	1,070
	California (Veterans Bond Program) GO	4.750%	12/1/42	2,250	2,345
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/25	3,550	3,587
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/30	3,760	4,025
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	3,000	3,138
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	3,000	3,177
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,500	1,580
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/29	2,415	2,555

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	1,670	1,778
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	3,000	3,218
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/29	1,265	1,336
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/30	1,985	2,123
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	4,015	4,315
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	1,795	1,923
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	3,000	3,249
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/30	1,200	1,278
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/31	1,675	1,814
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/31	1,350	1,448
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/32	1,800	1,960
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/32	2,250	2,411
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	122,875	124,239
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	68,570	72,195
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	121,050	128,487
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	110,410	117,348
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	75,345	81,839
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	85,950	91,907
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	78,765	84,846
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	55,860	60,620
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	99,270	108,100
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	109,810	118,033
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	185,135	197,021
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	115,035	126,746
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	115,250	116,645
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	125,680	133,442
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	90,000	90,865
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	63,380	67,425
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	76,180	82,793
[1,11]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	1.800%	3/3/25	11,200	11,200
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/25	690	692
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/28	1,635	1,732
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/30	1,075	1,135
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/32	875	921
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/33	960	1,008
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/34	800	839
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/36	1,600	1,671
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/38	1,500	1,562
[11]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,345	4,881
[11]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	4,460	3,301
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	502
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	351
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,003
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,440	1,469
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	515
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	229
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,400	1,450
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	460
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,117
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	284
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	915	961
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	503
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	456
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	210
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,383
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	636
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,080	1,158
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	860	922
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	615	659
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	950	1,022
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	450	485
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	225	242
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,165	1,250

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	322
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	483
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,155
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	263
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	643
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	2,895	2,953
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,190	1,211
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	926
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	420	428
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	712
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	569
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	508
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,014
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,090	1,103
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,950	2,985
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	645
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,008
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,095	1,103
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,580	1,592
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	700	702
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,935	1,940
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	796
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	994
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,104
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,555	3,547
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	492
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	475
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	278
	California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,196
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,208
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	1,025	1,036
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	595
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,019
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	970
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	203
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	2,050	2,134
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	324
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,175	1,175
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	2,090	2,199
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	471
	California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	111
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	375	375
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,945	2,044
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	485
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	2,105	2,208
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	260	280
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	539
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	912
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,386
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	477
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,309
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	591
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	809
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/33	1,220	904
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	642
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	944
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/34	1,725	1,905
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,258
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	97
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/35	1,015	1,115
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,384
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,166
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,990
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/36	1,460	1,572
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	551
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,866
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	940
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	505
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	1,450	1,556

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,823
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	657
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	1,025	1,095
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,955	3,667
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,166
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	18,725	23,840
	California Educational Facilities Authority College & University Revenue	0.000%	7/1/40	1,000	561
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	16,000	19,387
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/43	500	524
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,040	1,152
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	7,270	7,632
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,197
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,637
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,394
[11]	California Educational Facilities Authority Revenue TOB VRDO	1.750%	3/3/25	15,585	15,585
[11]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/31	1,250	1,214
[11]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	4,000	3,501
[11]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/34	500	530
[11]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/44	750	772
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/41	6,710	7,524
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/43	1,550	1,717
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	307
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	753
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	656
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	307
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	612
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	1,495	1,551
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/26	530	538
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/27	1,025	1,058
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/28	1,160	1,215
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/29	1,310	1,390
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/30	1,465	1,571
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/32	1,615	1,760
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/34	1,780	1,959
	California GO	4.000%	3/1/25	1,485	1,485
	California GO	5.000%	9/1/25	25	25
	California GO	5.000%	10/1/26	10,040	10,278
	California GO	5.000%	4/1/27	8,575	8,987
	California GO	3.500%	8/1/27	16,345	16,682
	California GO	5.000%	8/1/27	6,540	6,902
	California GO	4.000%	9/1/27	5,745	5,936
	California GO	5.000%	9/1/27	3,000	3,172
	California GO	5.000%	10/1/27	8,095	8,573
	California GO	5.000%	10/1/27	1,000	1,059
	California GO	5.000%	10/1/27	19,805	20,974
	California GO	5.000%	11/1/27	5,175	5,490
	California GO	5.000%	11/1/27	25,135	26,664
	California GO	5.000%	12/1/27	12,240	13,006
	California GO	5.000%	4/1/28	7,965	8,520
	California GO	5.000%	8/1/28	15,355	16,168
	California GO	5.000%	8/1/28	5,000	5,383
	California GO	5.000%	8/1/28	10,790	11,615
	California GO	4.000%	9/1/28	7,000	7,110
	California GO	4.000%	9/1/28	5,805	6,066
	California GO	5.000%	9/1/28	17,715	18,307
	California GO	5.000%	9/1/28	4,500	4,852
	California GO	5.000%	9/1/28	15,000	16,173
	California GO	5.000%	10/1/28	1,010	1,091
	California GO	5.000%	10/1/28	15,000	16,198
	California GO	5.000%	10/1/28	6,000	6,479
	California GO	5.000%	11/1/28	12,375	13,093
	California GO	5.000%	11/1/28	4,165	4,505

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/28	20,000	21,630
	California GO	5.000%	12/1/28	7,750	8,395
	California GO	5.000%	4/1/29	5,125	5,587
	California GO	5.000%	4/1/29	8,000	8,722
	California GO	5.000%	8/1/29	10,840	11,174
	California GO	5.000%	8/1/29	29,340	30,244
	California GO	5.000%	8/1/29	12,200	13,382
	California GO	5.000%	9/1/29	5,055	5,219
	California GO	5.000%	9/1/29	9,425	9,732
	California GO	5.000%	9/1/29	4,500	4,943
	California GO	5.000%	9/1/29	15,000	16,478
	California GO	5.000%	10/1/29	20,025	20,500
	California GO	5.000%	10/1/29	7,855	8,472
	California GO	5.000%	10/1/29	5,000	5,501
	California GO	5.000%	10/1/29	17,710	19,483
	California GO	5.000%	12/1/29	3,500	3,862
	California GO	5.000%	4/1/30	6,240	6,928
	California GO	5.000%	4/1/30	4,285	4,757
	California GO	5.000%	8/1/30	19,935	20,541
	California GO	5.000%	8/1/30	10,030	10,546
	California GO	5.000%	8/1/30	6,555	6,754
	California GO	5.000%	9/1/30	5,000	5,589
	California GO	5.000%	10/1/30	1,935	2,121
	California GO	4.000%	11/1/30	14,470	14,868
	California GO	5.000%	11/1/30	11,835	12,502
	California GO	5.000%	4/1/31	8,410	9,491
	California GO	5.000%	8/1/31	22,300	22,965
	California GO	5.000%	8/1/31	4,000	4,537
	California GO	5.000%	8/1/31	10,000	11,341
	California GO	5.000%	9/1/31	5,655	5,834
	California GO	5.000%	9/1/31	8,015	9,101
	California GO	5.000%	9/1/31	9,450	10,731
	California GO	5.000%	9/1/31	3,250	3,690
	California GO	4.000%	11/1/31	15,000	15,377
	California GO	5.000%	11/1/31	1,705	1,799
	California GO	5.000%	11/1/31	3,300	3,694
	California GO	5.000%	11/1/31	4,000	4,478
	California GO	5.000%	11/1/31	4,000	4,553
	California GO	5.000%	12/1/31	1,000	1,026
	California GO	5.000%	3/1/32	1,000	1,104
	California GO	5.000%	4/1/32	1,980	2,264
	California GO	5.000%	4/1/32	765	875
	California GO	5.000%	8/1/32	16,565	19,018
[2]	California GO	5.250%	8/1/32	21,200	24,446
	California GO	4.000%	9/1/32	4,280	4,330
	California GO	5.000%	9/1/32	15,110	15,570
	California GO	5.000%	9/1/32	6,000	6,786
	California GO	5.000%	9/1/32	2,750	3,160
	California GO	5.000%	9/1/32	30,680	35,259
	California GO	5.000%	10/1/32	5,380	6,189
	California GO	4.000%	11/1/32	12,175	12,452
	California GO	5.000%	11/1/32	1,860	1,998
	California GO	5.000%	12/1/32	1,000	1,025
	California GO	5.000%	3/1/33	7,340	8,081
	California GO	5.000%	4/1/33	2,615	2,828
	California GO	5.000%	4/1/33	2,405	2,741
	California GO	5.000%	4/1/33	1,005	1,087
	California GO	4.000%	8/1/33	10,190	10,294
	California GO	5.000%	8/1/33	1,270	1,306
	California GO	5.000%	8/1/33	5,000	5,234
	California GO	5.000%	8/1/33	8,790	10,213
	California GO	5.000%	8/1/33	13,000	15,105
	California GO	4.000%	9/1/33	750	758
	California GO	5.000%	9/1/33	25,075	25,816
	California GO	5.000%	9/1/33	7,040	8,066
	California GO	5.000%	9/1/33	5,000	5,815
	California GO	3.000%	10/1/33	2,150	2,153
	California GO	4.000%	10/1/33	1,500	1,591
	California GO	3.000%	11/1/33	5,000	5,009
	California GO	4.000%	11/1/33	12,500	12,764

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/34	2,135	2,347
	California GO	5.000%	3/1/34	1,270	1,396
	California GO	4.000%	8/1/34	18,290	18,455
	California GO	5.000%	8/1/34	5,160	5,398
	California GO	5.000%	8/1/34	7,360	8,643
	California GO	4.000%	9/1/34	3,400	3,432
	California GO	4.000%	9/1/34	25,905	26,151
	California GO	5.000%	9/1/34	22,760	23,426
	California GO	5.000%	9/1/34	5,700	6,510
	California GO	3.000%	10/1/34	1,150	1,147
	California GO	4.000%	10/1/34	1,400	1,481
	California GO	5.000%	10/1/34	5,000	5,758
	California GO	4.000%	11/1/34	10,895	11,112
	California GO	5.000%	11/1/34	8,070	8,955
	California GO	5.000%	12/1/34	5,000	5,554
	California GO	5.000%	3/1/35	13,890	15,235
	California GO	5.000%	4/1/35	7,865	8,911
	California GO	5.000%	4/1/35	19,660	21,030
	California GO	5.000%	8/1/35	9,015	9,260
	California GO	5.000%	8/1/35	10,000	11,696
	California GO	4.000%	9/1/35	2,500	2,520
	California GO	5.000%	9/1/35	5,000	5,144
	California GO	5.000%	9/1/35	13,410	15,267
[5]	California GO	5.000%	9/1/35	2,000	2,059
	California GO	3.000%	10/1/35	3,185	3,155
	California GO	5.000%	10/1/35	16,640	16,987
	California GO	5.000%	10/1/35	5,250	6,025
	California GO	4.000%	11/1/35	2,610	2,738
	California GO	5.000%	11/1/35	1,000	1,050
	California GO	5.000%	11/1/35	3,810	3,999
	California GO	5.000%	11/1/35	4,000	4,427
	California GO	5.000%	12/1/35	7,220	8,000
	California GO	4.000%	3/1/36	27,355	28,452
	California GO	5.000%	3/1/36	1,880	2,058
	California GO	5.000%	8/1/36	2,965	3,044
	California GO	5.000%	8/1/36	7,390	8,623
	California GO	3.000%	9/1/36	7,565	7,123
	California GO	5.000%	9/1/36	14,705	15,118
	California GO	5.000%	9/1/36	4,070	4,624
	California GO	5.000%	9/1/36	7,655	8,697
	California GO	5.000%	9/1/36	8,610	9,920
	California GO	5.000%	9/1/36	5,000	5,800
	California GO	5.000%	9/1/36	3,120	3,619
	California GO	3.000%	10/1/36	6,815	6,681
	California GO	4.000%	10/1/36	5,550	5,722
	California GO	4.000%	10/1/36	1,435	1,502
	California GO	5.000%	10/1/36	15,195	17,402
	California GO	5.000%	11/1/36	4,180	4,386
	California GO	5.000%	12/1/36	5,350	5,916
	California GO	4.000%	3/1/37	5,500	5,708
	California GO	4.000%	8/1/37	2,215	2,228
	California GO	5.000%	8/1/37	20,000	23,302
	California GO	4.000%	9/1/37	2,010	2,022
	California GO	5.000%	9/1/37	15,000	17,259
	California GO	3.000%	10/1/37	8,250	7,911
	California GO	4.000%	10/1/37	8,655	8,924
	California GO	4.000%	10/1/37	6,125	6,392
	California GO	4.000%	10/1/37	5,000	5,218
	California GO	5.000%	10/1/37	28,520	31,894
	California GO	4.000%	11/1/37	5,200	5,411
	California GO	5.000%	11/1/37	7,000	7,482
	California GO	5.000%	11/1/37	10,050	10,542
	California GO	5.000%	11/1/37	12,980	14,756
	California GO	4.000%	3/1/38	19,120	19,799
	California GO	5.000%	4/1/38	1,235	1,329
	California GO	5.000%	9/1/38	9,300	10,695
	California GO	5.000%	8/1/39	22,435	26,021
	California GO	5.000%	9/1/39	7,120	8,047
	California GO	4.000%	10/1/39	14,145	14,464
	California GO	4.000%	10/1/39	1,685	1,746

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/39	2,500	2,846
	California GO	5.000%	11/1/39	13,090	13,981
	California GO	4.000%	3/1/40	13,570	13,945
	California GO	3.000%	11/1/40	2,350	2,169
	California GO	4.000%	11/1/40	2,890	2,979
	California GO	5.000%	9/1/41	1,000	1,101
	California GO	5.000%	9/1/41	9,000	10,214
	California GO	4.000%	10/1/41	33,950	34,744
	California GO	3.000%	11/1/41	6,375	5,752
	California GO	4.000%	4/1/42	15	15
	California GO	5.000%	4/1/42	4,725	4,929
	California GO	4.000%	9/1/42	4,610	4,705
	California GO	5.000%	9/1/42	40,035	44,317
	California GO	4.000%	10/1/42	5,975	6,106
[12]	California GO	5.000%	10/1/42	29,800	31,784
	California GO	5.000%	10/1/42	21,485	23,938
	California GO	4.000%	9/1/43	7,150	7,265
	California GO	5.000%	9/1/43	20,000	22,254
	California GO	5.000%	9/1/43	11,000	12,302
	California GO	3.000%	12/1/43	12,890	11,200
	California GO	4.000%	8/1/44	10,000	10,120
	California GO	5.000%	8/1/44	4,500	5,027
	California GO	5.250%	8/1/44	9,900	11,256
	California GO	5.000%	9/1/44	10,000	11,127
	California GO	2.375%	10/1/46	2,500	1,820
	California GO, Prere.	5.000%	4/1/26	860	882
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,355
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	447
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	504
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,115	3,132
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,615
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	426
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,041
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,298
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	482
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,165	3,239
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	448
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,713
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,005
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,271
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	290
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	570	596
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,275	3,460
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	341
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/27	4,500	4,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,216
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	502
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,002
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,675	1,691
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	548
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,325	3,582
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,846
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	761
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	761
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	931
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	577
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	527
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	6,945	7,445
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	584
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	650	639
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,064
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	942
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	175
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,756
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	500	532
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,585
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5	5
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	575	579
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,087
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	205

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	3,915	4,036
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,074
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,009
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,206
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	160	180
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,226
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,505
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	500	537
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,099
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,750
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	242
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,263
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,012
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,109
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	857
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	686
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,323
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,481
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	543
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	15,000	16,691
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,224
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,782
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	9,134
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,837
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,105	5,264
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	380
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	537
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	241
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,810	4,023
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,477
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,347
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	630	689
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,230
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,083
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,967
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,540	3,649
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	637
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,057
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,446
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,960	3,121
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	427
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,708
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	800	880
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,610
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,743
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,116
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,485	1,487
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	1,944
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,800	2,815
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,663
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,074
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	953
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,333
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	615	647
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,208
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	422
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,673
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	4,065	4,082
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	4,700	4,808
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,739
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,245	8,278
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,565
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,310
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,515	7,889
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	579
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	10,785	11,321
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,000	3,007
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	788
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,113

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	11,460	11,668
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,407
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	2,780	2,801
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,195
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,585	3,591
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,381
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	257
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,615	4,768
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,481
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,104
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,069
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	798
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	45,500	50,046
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	12,490	12,644
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	920	927
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,360	2,411
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,296
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,704
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	277
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	29,625
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,950	13,547
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	13,205	14,448
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	11,800	11,893
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	990	991
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,503
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,582
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	14,950	15,086
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	373
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,417
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	9,385	9,800
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	3,045	3,291
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	5,565	6,057
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	3,420	3,104
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	1,675	1,678
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	531
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,840	1,830
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	797
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,828
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,505	3,790
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	10,465	10,393
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	1,300	1,365
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	10,200	10,435
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	696
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,100	1,219
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	21,180	23,276
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,609
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/41	2,850	3,128
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,900	9,013
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	11,510	11,393
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	10,960	12,348
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	2,500	2,622
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	12,500	14,022
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/43	1,350	1,459
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	841
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	1,500	1,614
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,000	4,629
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,891
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	17,915	18,051
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	37,760	39,267
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	18,465	19,215
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	9,000	9,716
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	680	744
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/31	8,000	8,922
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	10,325	11,571
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.850%	3/5/25	8,550	8,550
	California Health Facilities Financing Authority Revenue	5.000%	7/1/26	4,180	4,277
	California Health Facilities Financing Authority Revenue	5.000%	7/1/27	4,305	4,548
	California Health Facilities Financing Authority Revenue	5.000%	7/1/28	4,405	4,745
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/29	600	608
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/29	625	636

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/30	600	611
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/31	500	510
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/31	400	409
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/32	250	257
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/33	200	204
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/34	260	264
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/34	385	393
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	2,875	2,864
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	25,188	25,958
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	65,468	65,128
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/35	285	289
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	55,820	54,424
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	45,940	43,126
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	16,763	17,387
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	4,882	4,122
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/38	800	807
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,922
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/40	5,000	5,035
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	11,595	11,712
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	11,390	11,505
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,495	1,503
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/42	5,000	4,992
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/44	5,760	5,726
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,500	1,505
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	5,000	5,140
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/28	4,080	4,081
	California Housing Finance Agency Revenue	4.000%	3/20/33	48,914	49,202
	California Housing Finance Agency Revenue	3.700%	11/1/37	3,875	3,818
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	570
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	568
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	515
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	620
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/29	3,100	3,351
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	519
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/30	300	331
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	879
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	275	307
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	828
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	578
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	700	791
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/34	350	399
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,712
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	300	341
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	864
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/36	525	593
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/37	250	281
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,807
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/38	300	338
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,942
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/40	300	334
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/41	300	330
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/42	300	327
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/43	450	488
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/44	375	405
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,638
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/40	4,250	4,593
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/41	3,750	4,022
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/42	2,775	2,961
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/43	2,485	2,637
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/44	2,665	2,818
[11]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/46	13,110	14,108
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,169
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,138

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	2,919
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	573
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,214
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	625
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,878
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,709
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	1,976
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	719
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,086
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,707
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,352
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,896
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	825
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	889
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,826
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	870
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	616
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	997
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,034
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,784
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,593
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,865	5,916
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,571
[11]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.000%	7/1/44	2,100	2,065
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	17,060	16,592
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	9,115	9,647
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	10,000	10,010
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,313
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/32	2,450	2,756
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,500	2,929
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,898
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/36	2,100	2,452
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,332
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/37	1,850	2,152
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,239
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/38	1,600	1,858
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/41	3,045	3,135
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	44,288
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	5,000	5,188
[11]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	1,255	1,250
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,180
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	308
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	1,100	1,109
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,003
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	308
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	734
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	659
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,207
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,000
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,692
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	2,030	2,117
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	685
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	517
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	724
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	895
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,140
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,170	1,236
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	780	808
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	760
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	520
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	2,160	2,236
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	474
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	554
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	332
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	814
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/30	1,505	1,505
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	605
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	237
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	592

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	338
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,058
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,211
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	825	866
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	725
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	885
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	120
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,228
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	807
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	888
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	120
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,070	1,103
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,125	1,175
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	799
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,197
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	149
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	587
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,276
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	803
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,080	2,080
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	158
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	2,100	2,161
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	234
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	658
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,014
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	172
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,845	1,896
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,298
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,084
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	864
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,645	1,688
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	166
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	1,275	1,321
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	649
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	380
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,080
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	885
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	898
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	2,230	2,280
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	604
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	542
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	6,000	5,846
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	1,810	1,458
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,463
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,917
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,271
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,362
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,497
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,107
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,006
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,303
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	102
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,511
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,480	1,502
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,800	2,879
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	935	970
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	665	690
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	3,876
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,023
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,900	1,967
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	808
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	244
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,414
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,521
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,605
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	120
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	871
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,573

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	254
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,155	1,178
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,272
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	52
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	830	886
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,135	1,174
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	890	920
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,621
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	111
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,557
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,085	1,120
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,032
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	1,982
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	5,115	5,270
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,650	1,788
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	927
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,319
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,000	2,182
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,212
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,060
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,370
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,621
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,619
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,801
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,098
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,260	5,400
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,791
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,684
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	7,520	7,711
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,846
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,948
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	6,000	6,075
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	182
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,800
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,700	2,765
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,865	2,934
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	3,164
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,895	2,902
[11]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	3,355	3,289
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	4,250	4,224
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	4,920	4,845
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	110	105
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	7,430	7,079
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,000	1,015
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,500	3,554
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	1,855
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Bethany Home Project)	5.000%	11/15/42	995	1,076
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,373
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	652
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	995
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,516
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,456
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,534
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/30	500	546
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/31	500	552
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/32	500	557
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/33	550	617
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/34	550	621
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/35	875	1,000
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/36	755	859
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/37	500	566

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/39	550	621
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/40	575	640
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/43	1,000	971
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	845	858
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	650	690
[5]	California Municipal Finance Authority Intergovernmental Agreement Revenue (City of San Bernardino Municipal Water Department Water Facilities Project)	5.000%	8/1/31	1,455	1,500
[5]	California Municipal Finance Authority Intergovernmental Agreement Revenue (City of San Bernardino Municipal Water Department Water Facilities Project)	5.000%	8/1/35	1,715	1,764
[5]	California Municipal Finance Authority Intergovernmental Agreement Revenue (City of San Bernardino Municipal Water Department Water Facilities Project)	5.000%	8/1/36	1,805	1,855
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	525
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	277
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	297
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	210
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	223
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	345	369
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	177
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	242
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	251
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	265
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	268
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	208
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	1,340	1,251
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,434
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	502
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,609
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	583
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	409
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,005
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,045
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	522
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,473
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,553
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	424
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/28	775	824
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,595
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,072
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,553
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	538
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	8,000	8,568
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,234
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	654
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	645	705
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,179
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,106
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	551
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	536
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/32	570	633
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,392
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,549
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,499
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/34	500	561
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/34	2,625	2,621
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,495
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,098
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,404
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,273
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,680
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,605	2,731
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,561	11,738
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/36	1,200	1,337
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,711
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,400
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	986
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/38	955	1,060
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	509

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,461
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	3,080	3,255
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/40	525	573
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/40	8,735	8,665
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	554
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/44	1,667	1,665
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	8/15/44	2,055	1,953
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,164
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	626
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	526
[11]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	2,961
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/42	12,000	12,122
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,508
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/28	585	585
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/28	18,585	19,789
[11]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	1.850%	3/3/25	22,180	22,180
[1,11]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	2.000%	3/3/25	16,300	16,300
[11]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.000%	3/3/25	33,030	33,030
[11]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.000%	3/3/25	900	900
	California Municipal Finance Authority Private Schools Revenue	4.650%	5/1/30	1,045	1,059
[11]	California Municipal Finance Authority Private Schools Revenue	5.000%	5/1/34	450	466
[11]	California Municipal Finance Authority Private Schools Revenue	5.500%	5/1/44	650	668
[11]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.000%	6/15/34	1,025	1,089
[11]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.500%	6/15/39	1,500	1,614
[11]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.900%	6/15/44	775	838
[11]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/28	1,845	1,848
	California Municipal Finance Authority Revenue	4.200%	8/1/40	3,150	3,209
	California Municipal Finance Authority Special Tax Revenue	4.125%	9/1/34	450	449
	California Municipal Finance Authority Special Tax Revenue	4.250%	9/1/34	380	382
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/39	600	616
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/39	575	608
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/39	595	626
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/39	740	779
	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/43	1,265	1,349
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/44	900	942
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/33	380	402
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.250%	9/1/34	300	304
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/38	2,055	2,224
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.500%	9/1/39	700	716
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/39	275	295
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/43	3,465	3,719
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/43	625	671
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/44	625	654
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/44	1,000	1,049
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	3,955	3,959
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	4,220	4,224
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	4,500	4,547
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,395	1,402
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	1,050	1,052
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	444
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,700	1,743
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	1,245	1,252
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	449
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	2,360	2,390
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	463
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	1,450	1,472
[11]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,215	1,201
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	518
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,245	1,347
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	511
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,325	1,455
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	545
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,900	2,113
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,000	2,250
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,000	2,273
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	3,000	3,441
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,382
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,640
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,720

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	654
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,414
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,476
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,558
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	12,065
[11]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	2,795	2,736
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	2,055	1,998
[1,11]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.050%	3/3/25	26,400	26,400
[11]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/34	375	377
[11]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/39	3,300	3,255
[11]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/44	6,630	6,566
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,435	2,386
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	686
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/25	260	260
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	381
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	980	984
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	722
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/26	405	405
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	257
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	532
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,119
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	775
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	281
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,159
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	750	757
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	301
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	1,230	1,234
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/30	310	316
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	851
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	301
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	351
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,649
[11]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	1,210	1,067
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	451
[11]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	2,515	2,539
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	920	936
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/32	640	662
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	493
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/34	725	763
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/34	1,000	1,004
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	518
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	405	396
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,077
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	1,860	1,821
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/39	800	865
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	2,000	2,036
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,667
[11]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	491
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	4,250	4,268
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/42	875	885
[11]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/44	1,000	1,015
[11]	California School Finance Authority Charter School Aid Revenue (Classical Academies Vista Project)	2.000%	10/1/26	295	285
[11]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	300	301
[11]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	430	438
[11]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	320	331
[11]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	355	371
[11]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,004
[11]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,057
[11]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,808
[11]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,354
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	100	100
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	210	211
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	105	106
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	330	335
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	380	385
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	110	114
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	280	291
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	315	331
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	310	326
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	330	350

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	240	255
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	200	214
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/39	1,000	1,039
[11]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	2,700	2,619
[11]	California School Finance Authority Charter School Aid Revenue (Lifeline Education Charter School Project)	3.000%	7/1/30	295	280
[11]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/40	3,000	3,034
[11]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/31	260	247
[11]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/41	775	652
[11]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/51	125	94
[11]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/61	300	214
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	163
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	236
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	222
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	271
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	597
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	977
[11]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/31	1,000	997
[11]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/41	1,730	1,595
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,437
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	6,760
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,262
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,225
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,000	13,716
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	5,600	6,091
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	12,750	13,996
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	11,515	12,140
	California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/32	1,025	1,015
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	294
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	5,000	5,288
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	1,520	1,697
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/38	1,750	2,028
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,708
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/40	1,250	1,433
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	720	738
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	1,000	1,125
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	4,500	4,578
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,114
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,675	1,857
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	3,750	4,140
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	3,020	3,036
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/27	2,635	2,763
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/28	4,000	4,180
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/29	5,235	5,467
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/30	2,435	2,542
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/32	2,000	2,083
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/34	2,575	2,678
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,519
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,368
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	5,000	5,317
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	16,827
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,850	2,006
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	3,946
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,187
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,175	1,334
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,044
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	2,250	2,589
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,748
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,204

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	3,250	3,785
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,321
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,354
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	2,750	3,231
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,440
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	670	691
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	703
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	2,130	2,491
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	649
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	942
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	3,705	4,316
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	8,000	9,306
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,500	1,703
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,171
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	1,000	1,163
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,032
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,556
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	1,000	1,159
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	769
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	4,500	4,638
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/40	2,175	2,274
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	3,860	3,943
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/41	2,605	2,688
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/43	5,000	5,246
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	840	892
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	745	791
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,120	1,183
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	1,135	1,280
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	2,945	3,308
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	11,110	11,693
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,147
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,506
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,716
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,575
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,445
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,647
California State University College & University Revenue	5.000%	11/1/32	6,180	6,477
California State University College & University Revenue	5.000%	11/1/33	6,270	6,566
California State University College & University Revenue	4.000%	11/1/34	665	706
California State University College & University Revenue	5.000%	11/1/34	5,000	5,230
California State University College & University Revenue	5.000%	11/1/34	8,560	9,219
California State University College & University Revenue	4.000%	11/1/35	580	613
California State University College & University Revenue	5.000%	11/1/35	8,000	8,359
California State University College & University Revenue	5.000%	11/1/35	5,000	5,373
California State University College & University Revenue	3.125%	11/1/36	60	58
California State University College & University Revenue	5.000%	11/1/36	1,435	1,498
California State University College & University Revenue	5.000%	11/1/36	3,050	3,122
California State University College & University Revenue	5.000%	11/1/36	10,555	11,316
California State University College & University Revenue	4.000%	11/1/37	2,000	2,010
California State University College & University Revenue	5.000%	11/1/37	3,895	4,061
California State University College & University Revenue	5.000%	11/1/37	10,465	11,193
California State University College & University Revenue	4.000%	11/1/38	6,000	6,026
California State University College & University Revenue	5.000%	11/1/38	5,495	5,864
California State University College & University Revenue	5.000%	11/1/39	1,725	1,862
California State University College & University Revenue	3.000%	11/1/40	1,720	1,554
California State University College & University Revenue	5.000%	11/1/41	9,405	9,589
California State University College & University Revenue	5.000%	11/1/41	1,285	1,463
California State University College & University Revenue	5.000%	11/1/42	8,250	8,525
California State University College & University Revenue	5.000%	11/1/42	1,000	1,126
California State University College & University Revenue	5.000%	11/1/43	1,000	1,116
California State University College & University Revenue	5.000%	11/1/44	1,250	1,388
California State University College & University Revenue PUT	1.600%	11/1/26	28,940	27,935
California State University College & University Revenue PUT	3.125%	11/1/26	5,000	5,005
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,713
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	9,059
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	2,795	2,631
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	11,414
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,562
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,613
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	935

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	7,297
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	11,563
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	61	43
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	64	45
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,070	1,070
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	410
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	160
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	751
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	615	616
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	101
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	427
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	56	39
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,008
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,795	1,825
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	515	524
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	356
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	910	929
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	400	407
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	180
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,395	1,424
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	63	44
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,008
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	625
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	165
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,514
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	670	692
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	216
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,468
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,060
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	70	49
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	3,400	3,465
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,197
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,542
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	434
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,604
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	425	445
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,047
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	108
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,200	1,253
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	845
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,496
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,190	3,349
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,275	3,325
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	485
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,333
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	725	768
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,060
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,486
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,037
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	15,365	15,377
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,787
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,477
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,743
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	720
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	482
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,036
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	296
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,750	1,824
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,018
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,460	1,545
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	2,120	2,221
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,225	1,346
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	487
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,345	1,400
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	3,130	3,240
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	525	534
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,450	1,531
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,218
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,360	2,468
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	257

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,220	2,432
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,427
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,725	1,794
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,085	2,196
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,201
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,112
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,569
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,075	2,155
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/34	875	876
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,048
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	353
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,550	2,776
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	756
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/34	1,500	1,501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	830	872
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,545	4,602
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,950	3,070
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,568
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	945
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,335
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	633
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,087
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,610
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	731
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,360	1,403
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	184
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,750	1,775
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	652
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,069
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,045
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,480	1,429
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,098
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,115
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	3,033
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,976
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	5,500	5,527
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,563
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,495	3,532
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	4,245
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,121
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,520	1,500
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,176
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	561
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	1,000	1,071
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/43	4,400	4,417
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/43	1,000	1,026
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	1,150	1,151
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	3,100	3,475
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	2,325	2,216
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/47	1,000	1,063
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	302
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	335
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	623
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	527
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	746
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/26	550	563
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/27	150	158
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/28	850	912
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/30	495	551
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/31	645	715

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/32	680	751
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/33	715	786
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/34	1,400	1,535
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/36	500	544
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/37	350	380
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/38	400	432
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	22,505	23,101
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	18,285	20,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,635	9,445
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	4,985	5,453
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	6,410	7,011
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/26	700	705
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	2,645	2,707
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,040	4,135
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,000	4,094
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,795	4,908
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	1,000	1,024
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	10,575	10,789
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	10,775	10,993
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.000%	9/2/33	2,090	2,078
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.000%	9/2/43	5,830	6,073
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,007
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,488
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,061
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,112
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,115
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,100	2,145
[11]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	920
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,524
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,438
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,072
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,782
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,051
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,043
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	3,034
[11]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,551
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	5,000	5,069
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	7,475	7,578
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	5,425	5,489
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	675	705
[11]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	1.850%	3/3/25	42,134	42,134
[11]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	1.850%	3/3/25	49,019	49,019
	California Statewide Communities Development Authority Revenue	4.000%	10/1/42	2,590	2,563
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/28	1,855	1,871
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/36	845	859
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/39	1,200	1,303
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/44	2,500	2,608
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/28	2,480	2,509
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/29	2,200	2,246
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/31	1,140	1,124
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.250%	9/2/32	2,065	2,074
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.750%	9/2/33	1,435	1,458
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/34	1,885	2,008
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/39	1,000	1,053
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/39	1,915	2,033
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.125%	9/2/42	1,495	1,539

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.250%	9/2/43	1,500	1,556
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/44	3,235	3,379
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/34	300	297
	California Statewide Communities Development Authority Special Tax Revenue	4.250%	9/1/34	1,205	1,233
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/34	350	381
	California Statewide Communities Development Authority Special Tax Revenue	4.375%	9/2/34	1,645	1,679
	California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/38	500	526
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/39	745	793
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/43	1,000	1,053
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	1,225	1,285
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	2,180	2,297
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	500	519
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,114
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,203
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,591
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,245
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	5,686
	Campbell Union School District GO	0.000%	8/1/37	4,095	2,621
	Campbell Union School District GO	0.000%	8/1/38	4,700	2,869
[4]	Capistrano Unified School District Community Facilities District Special Tax Revenue	0.000%	9/1/30	9,215	7,550
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,338
	Carlsbad Unified School District GO	6.125%	8/1/31	145	169
	Carlsbad Unified School District GO	4.000%	5/1/33	720	733
	Carlsbad Unified School District GO	3.000%	8/1/33	300	295
	Carlsbad Unified School District GO	4.000%	5/1/34	685	697
	Carlsbad Unified School District GO	3.000%	8/1/34	500	489
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,076
	Carlsbad Unified School District GO	3.000%	8/1/35	500	481
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,142
	Carlsbad Unified School District GO	3.000%	8/1/36	500	478
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,333
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,430
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	126
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	238
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	275
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	274
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	334
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	333
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/41	1,000	1,118
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/42	3,815	4,224
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,750	1,921
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/44	925	1,011
	Castro Valley Unified School District GO	4.000%	8/1/33	750	765
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	125
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	300	301
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	127
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	300	304
	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/26	580	597
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	398
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	300	306
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	108
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	250	257
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/28	900	966
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	433
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	250	258
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	310

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/30	710	788
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	389
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	300	311
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/31	255	288
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,007
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/32	910	1,037
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/32	270	309
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	2,720	2,798
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/33	285	329
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,250	1,281
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/34	600	698
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	414
[5]	Center Unified School District GO	4.000%	8/1/34	210	218
[5]	Center Unified School District GO	3.000%	8/1/35	950	929
[5]	Center Unified School District GO	3.000%	8/1/36	535	521
[5]	Center Unified School District GO	3.000%	8/1/38	1,310	1,231
[5]	Center Unified School District GO	3.000%	8/1/40	600	541
[2]	Centinela Valley Union High School District GO	0.000%	8/1/27	670	622
[2]	Centinela Valley Union High School District GO	0.000%	8/1/28	685	616
[2]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,399
[2]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,426
[2]	Centinela Valley Union High School District GO	3.000%	8/1/36	3,205	3,027
	Central Unified School District GO	0.000%	8/1/33	500	369
	Central Unified School District GO	0.000%	8/1/34	300	212
	Central Unified School District GO	0.000%	8/1/35	300	203
	Central Unified School District GO	0.000%	8/1/36	235	152
	Central Unified School District GO	0.000%	8/1/37	500	308
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	92,130	101,116
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	988
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,580	1,518
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	632
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	2,800	2,614
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	23,070	23,266
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,764
	Chabot-Las Positas Community College District GO	5.000%	8/1/41	1,250	1,421
	Chabot-Las Positas Community College District GO	5.000%	8/1/42	1,800	2,031
	Chabot-Las Positas Community College District GO	5.000%	8/1/43	2,120	2,375
	Chaffey Community College District GO, Prere.	3.000%	6/1/28	1,975	2,008
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	348
	Chaffey Joint Union High School District GO	0.000%	8/1/28	530	476
	Chaffey Joint Union High School District GO	0.000%	8/1/29	515	448
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	751
	Chaffey Joint Union High School District GO	0.000%	8/1/30	450	379
	Chaffey Joint Union High School District GO	0.000%	8/1/31	455	370
	Chaffey Joint Union High School District GO	0.000%	8/1/32	525	411
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	756
	Chaffey Joint Union High School District GO	0.000%	8/1/33	700	527
	Chaffey Joint Union High School District GO	0.000%	8/1/34	890	642
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	421
	Chaffey Joint Union High School District GO	0.000%	8/1/35	1,090	727
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	636
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	430
	Chico CA Sewer Revenue	5.000%	12/1/26	415	433
	Chico Unified School District GO	4.000%	8/1/28	300	313
	Chico Unified School District GO	3.000%	8/1/38	900	838
	Chico Unified School District GO	3.000%	8/1/39	765	700
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,347
	Chico Unified School District GO	4.000%	8/1/41	3,180	3,215
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/29	350	355

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/34	650	704
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,531
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/39	835	896
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/44	795	829
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/45	1,500	1,412
[5]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/27	1,195	1,197
[5]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/30	1,170	1,172
	Chino Valley Unified School District GO	0.000%	8/1/29	500	435
	Chino Valley Unified School District GO	0.000%	8/1/30	600	505
	Chino Valley Unified School District GO	0.000%	8/1/32	935	731
	Chino Valley Unified School District GO	0.000%	8/1/33	700	528
	Chino Valley Unified School District GO	0.000%	8/1/34	580	420
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	957
	Chino Valley Unified School District GO	0.000%	8/1/35	550	382
	Chino Valley Unified School District GO	0.000%	8/1/36	670	444
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	618
	Chino Valley Unified School District GO	0.000%	8/1/37	800	504
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	792
	Chino Valley Unified School District GO	0.000%	8/1/38	1,000	599
	Chino Valley Unified School District GO	0.000%	8/1/39	2,000	1,135
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,998
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,176
	Chula Vista Elementary School District GO	4.000%	8/1/41	4,000	4,130
	Chula Vista Elementary School District GO	4.000%	8/1/42	3,500	3,587
	Chula Vista Elementary School District GO	4.000%	8/1/43	6,415	6,517
	Chula Vista Elementary School District GO	4.000%	8/1/44	1,000	1,007
	Citrus Community College District GO	0.000%	6/1/34	3,000	2,198
[5]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,153
[5]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,456
[5]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,872
[5]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,050
[5]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,049
[5]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,274
[5]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,319
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	432
[4]	Clovis Unified School District GO	0.000%	8/1/27	2,000	1,860
[4]	Clovis Unified School District GO	0.000%	8/1/28	6,705	6,036
[4]	Clovis Unified School District GO	0.000%	8/1/29	1,115	972
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,408
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,262
	Clovis Unified School District GO	0.000%	8/1/33	2,700	2,019
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,444
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,910
	Clovis Unified School District GO	5.250%	8/1/40	650	722
[2]	Coachella Valley CA Unified School District GO	0.000%	8/1/34	2,245	1,625
[2]	Coachella Valley CA Unified School District GO	0.000%	8/1/39	3,405	1,935
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,554
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,642
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,179
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,731
	Coast Community College District GO	3.000%	8/1/38	3,995	3,732
	Coast Community College District GO, Prere.	0.000%	8/15/25	8,000	5,630
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,033
[2]	Coast Unified School District GO	0.000%	8/1/28	1,000	877
[2]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/40	3,110	1,676
	College of the Sequoias Visalia Area Improvement District No. 2 GO	5.000%	8/1/44	1,100	1,237
[2]	Commerce Community Development Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/29	1,595	1,638
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/25	405	407
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/26	475	488
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/27	555	582
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/28	335	351
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/29	275	288
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/31	270	283
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/32	530	554
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/33	250	254
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/35	400	405
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/36	400	404
[5]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,250
[5]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,106
[5]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,031

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	750
[2]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/27	2,790	2,941
[2]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/28	2,395	2,574
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,916
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,308
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,033
	Contra Costa Community College District GO	5.000%	8/1/38	3,000	3,421
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	918
	Contra Costa Community College District GO	5.000%	8/1/39	3,350	3,805
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,399
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,841
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,097
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,371
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,099
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	5,899
	Contra Costa Water District Water Revenue	5.000%	10/1/39	415	479
	Contra Costa Water District Water Revenue	5.000%	10/1/40	700	805
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,024
	Contra Costa Water District Water Revenue	5.000%	10/1/41	1,365	1,559
	Contra Costa Water District Water Revenue	5.000%	10/1/42	1,000	1,133
	Contra Costa Water District Water Revenue	5.000%	10/1/43	750	842
[6]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,309
[6]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,466
[6]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,393
[6]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,159
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,557
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,026
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,024
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,035
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	513
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	691
	Corona-Norco Unified School District GO	3.000%	8/1/44	5,750	4,769
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	1,800	1,664
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	5,000	4,190
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	20,465	16,252
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	6,995	5,922
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	17,445	13,236
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	9,765	8,179
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,903
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,678
[11]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,525	3,961
	Cupertino CA COP	4.000%	6/1/28	700	731
	Cupertino CA COP	4.000%	6/1/30	865	920
	Cypress School District GO	0.000%	8/1/29	1,845	1,615
[5]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,202
[5]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,208
[5]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,517
[5]	Davis Joint Unified School District GO	3.000%	8/1/37	1,000	934
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,476
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/39	1,030	996
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	5,500	5,706
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	540	540
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	1,180	1,186
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,805	1,785
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	5,285	5,587
	Desert Community College District GO	4.000%	8/1/43	2,000	2,029
	Desert Community College District GO	4.000%	8/1/44	3,440	3,475
	Desert Community College District GO	4.000%	8/1/45	5,000	5,037
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,047
[1,11]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	2.000%	3/3/25	8,400	8,400
[2]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/31	1,325	1,493
[2]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/32	1,485	1,693
[2]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	1,560	1,799
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	100

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	171
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	177
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	208
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	132
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	127
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	428
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	200
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	390
[5]	Dixon Unified School District GO	3.000%	8/1/43	1,000	869
	Dry Creek Joint Elementary School District GO	0.000%	8/1/36	1,690	1,132
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	297
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	244
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	311
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	137
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	529
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	482
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	588
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	616
	Dublin Unified School District GO	3.000%	8/1/41	1,150	1,019
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,052
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,365
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	944
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	702
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,575
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,149
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	8,562
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,453
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	6,816
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,588
[2]	East Side Union High School District GO	0.000%	8/1/27	300	277
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,908
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,376
[2]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,306
[2]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,262
[2]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,947
[2]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,989
[2]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,884
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,649
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	3,904
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,093
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,366
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,914
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,669
	El Camino Community College District Foundation GO	0.000%	8/1/34	2,000	1,468
	El Camino Community College District Foundation GO	4.000%	8/1/41	1,000	1,046
	El Camino Community College District Foundation GO	4.000%	8/1/42	1,025	1,060
	El Camino Community College District Foundation GO	4.000%	8/1/43	925	943
[4]	El Camino Healthcare District GO	0.000%	8/1/29	2,860	2,486
[4]	El Camino Healthcare District GO	0.000%	8/1/30	3,740	3,145
[4]	El Camino Healthcare District GO	0.000%	8/1/31	4,410	3,579
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,105
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,981
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	690
	El Dorado Irrigation District COP	5.000%	3/1/43	1,000	1,099
	El Dorado Irrigation District COP	5.000%	3/1/44	1,000	1,094
[2]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,302
[2]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,387
[6]	El Monte City CA School District GO	0.000%	8/1/32	1,000	778
	El Monte Union High School District GO	4.000%	6/1/31	100	102
	El Monte Union High School District GO	4.000%	6/1/32	185	189
	El Monte Union High School District GO	4.000%	6/1/33	285	290
	El Monte Union High School District GO	4.000%	6/1/34	345	351
	El Monte Union High School District GO	4.000%	6/1/35	400	406
	El Monte Union High School District GO	4.000%	6/1/36	705	714
[5]	El Rancho Unified School District GO	5.500%	8/1/26	435	452
[5]	El Rancho Unified School District GO	5.000%	8/1/27	110	116
[5]	El Rancho Unified School District GO	5.500%	8/1/27	375	402
[5]	El Rancho Unified School District GO	5.500%	8/1/28	375	412
[10]	El Rancho Unified School District GO	0.000%	8/1/30	475	398
[5]	El Rancho Unified School District GO	5.500%	8/1/36	350	421

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	El Rancho Unified School District GO	5.500%	8/1/36	525	632
[5]	El Rancho Unified School District GO	5.500%	8/1/37	320	383
[5]	El Rancho Unified School District GO	5.500%	8/1/38	225	268
[5]	El Rancho Unified School District GO	5.500%	8/1/39	300	355
[5]	El Rancho Unified School District GO	5.500%	8/1/40	625	731
[5]	El Rancho Unified School District GO	5.500%	8/1/41	600	697
[5]	El Rancho Unified School District GO	5.500%	8/1/42	1,000	1,154
[5]	El Rancho Unified School District GO	5.500%	8/1/43	750	861
	El Segundo Unified School District GO	3.000%	8/1/43	1,000	847
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/33	1,325	1,324
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,016
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,002
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,765
[5]	Elk Grove Unified School District COP	3.000%	2/1/37	700	670
	Elk Grove Unified School District GO	2.000%	8/1/37	4,335	3,461
	Elk Grove Unified School District GO	2.000%	8/1/38	5,055	3,932
	Elk Grove Unified School District GO	2.000%	8/1/39	4,000	3,038
	Elk Grove Unified School District GO	2.000%	8/1/40	3,735	2,777
	Elk Grove Unified School District GO	4.000%	8/1/42	9,370	9,496
	Elk Grove Unified School District GO	4.000%	8/1/43	2,765	2,789
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/37	1,325	1,365
[6]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,631
[6]	Escondido Union High School District GO	0.000%	8/1/31	4,280	3,508
[6]	Evergreen School District GO	0.000%	8/1/26	2,200	2,108
	Evergreen School District GO	4.000%	8/1/35	335	344
[6]	Fairfield CA COP	0.000%	4/1/33	3,345	2,526
[6]	Fairfield CA COP	0.000%	4/1/34	940	682
[6]	Fairfield CA COP	0.000%	4/1/36	3,835	2,565
[6]	Fairfield CA COP	0.000%	4/1/38	3,845	2,339
	Fairfield CA Water Revenue	5.000%	4/1/42	4,845	4,982
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,090	1,097
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,116
	Fairfield-Suisun Unified School District BAN GO	0.000%	2/1/29	12,000	10,700
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,059
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,415
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,334
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,592
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,724
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,898
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	7,120	6,683
[11,15]	FHLMC Multifamily Certificates Revenue TOB VRDO	1.800%	3/3/25	17,385	17,385
[15]	FHLMC Multifamily VRD Certificates Revenue	2.350%	12/15/35	13,965	11,981
[6]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/33	1,205	909
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	76
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	680	698
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	153
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	174
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	103
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	102
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	102
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,886
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	117
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/39	715	760
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/39	400	428
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/44	750	784
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	249
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	482
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	505
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	111
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,739
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	269
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,825
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	274
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,916
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	276
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	285
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	143
	Fontana CA Special Tax Revenue	5.000%	9/1/30	155	167
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	205

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	253
	Fontana CA Special Tax Revenue	5.000%	9/1/32	170	185
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	416
	Fontana CA Special Tax Revenue	5.000%	9/1/34	120	131
	Fontana CA Special Tax Revenue	5.000%	9/1/44	750	793
	Fontana Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/30	1,200	1,266
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/26	1,000	962
[3,4]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	13,553
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/33	3,800	2,922
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	602
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/34	10,000	7,409
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	983
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	952
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	915
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,137
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	760
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,383
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	746
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	351
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	700	727
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.900%	1/15/27	5,000	5,274
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	825	871
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	418
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/29	2,000	2,181
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	484
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	819
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/31	1,000	1,141
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,295
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.625%	1/15/32	6,500	7,438
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	5,950	4,511
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,453
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	9,377	9,764
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	4,730	3,475
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	2,000	1,416
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	18,000	11,730
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	11,845	11,789
	Foster City CA (Levee Protection Planning & Improvement Project) GO	4.000%	8/1/32	275	283
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/33	500	495
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/35	535	524
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/38	950	895
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/40	830	762
[2]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,271
[2]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,228
	Franklin-Mckinley School District GO	4.000%	8/1/42	1,885	1,928
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	29,463	24,558
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue TOB	1.896%	11/25/37	16,395	13,043
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,108
	Fremont Union High School District GO	5.000%	8/1/25	795	803
	Fremont Union High School District GO	5.000%	8/1/28	750	815
	Fremont Union High School District GO	5.000%	8/1/29	1,670	1,851
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,950
	Fremont Union High School District GO	3.000%	8/1/39	2,125	1,962
	Fremont Union High School District GO	5.000%	8/1/40	4,650	5,187
	Fremont Union High School District GO	5.000%	8/1/41	2,930	3,251
	Fremont Union High School District GO	5.000%	8/1/41	4,920	5,459
	Fremont Union High School District GO	5.000%	8/1/42	4,915	5,415
	Fremont Union High School District GO	5.000%	8/1/43	4,460	4,877
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,069
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	777
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,171
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,561
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	551
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	514
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,554
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	563
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	567
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,130
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	669
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,243
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	597

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	631
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	557
	Fresno Unified School District GO	4.000%	8/1/28	385	402
	Fresno Unified School District GO	4.000%	8/1/29	550	572
	Fresno Unified School District GO	4.000%	8/1/30	570	590
	Fresno Unified School District GO	4.000%	8/1/31	485	501
	Fresno Unified School District GO	4.000%	8/1/32	385	397
	Fresno Unified School District GO	3.000%	8/1/33	1,000	988
	Fresno Unified School District GO	4.000%	8/1/33	665	685
	Fresno Unified School District GO	3.000%	8/1/34	1,215	1,176
	Fresno Unified School District GO	4.000%	8/1/34	450	462
	Fresno Unified School District GO	3.000%	8/1/35	685	669
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,536
	Fresno Unified School District GO	4.000%	8/1/36	670	695
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,067
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,180
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,023
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,646
	Fresno Unified School District GO	5.000%	8/1/39	900	991
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,600
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,974
	Fresno Unified School District GO	5.000%	8/1/41	500	546
	Fresno Unified School District GO	5.000%	8/1/42	500	543
[5]	Fullerton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/27	3,225	3,320
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/41	1,000	1,128
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/42	1,475	1,653
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,113
[5]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,107
[4]	Gateway CA Unified School District GO	0.000%	8/1/37	1,745	1,103
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	939
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,272
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,354
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,441
	Gilroy Unified School District GO	4.000%	8/1/38	485	492
	Glendale CA Community College District GO	0.000%	8/1/25	365	360
	Glendale CA Community College District GO	0.000%	8/1/26	360	345
	Glendale CA Community College District GO	0.000%	8/1/27	515	479
	Glendale CA Community College District GO	0.000%	8/1/28	780	703
	Glendale CA Community College District GO	0.000%	8/1/29	570	498
	Glendale CA Community College District GO	0.000%	8/1/30	910	769
	Glendale CA Community College District GO	0.000%	8/1/31	900	721
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	774
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,229
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/43	635	685
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,447
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	15,000	15,470
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	10,062
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	26,013
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	9,817
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,279
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	3,717
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	7,418
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	5,583
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	21,416
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	6,689
[10]	Grossmont Healthcare District GO	0.000%	7/15/32	5,300	4,141
[5,10]	Grossmont Healthcare District GO	0.000%	7/15/33	4,045	3,052
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,370
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,896
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	6,087
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	17,525
	Grossmont Union High School District GO	0.000%	8/1/32	5,655	4,463
[6]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	19,687
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,226
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,250
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	310
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,434
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	588
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	639
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	3,500	3,661

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/40	3,350	3,445
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/41	1,800	1,838
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/42	2,080	2,114
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/43	1,700	1,719
[2]	Hanford Joint Union High School District GO	0.000%	8/1/34	3,775	2,745
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	713
	Hartnell CA Community College District GO	4.000%	8/1/37	600	612
	Hartnell CA Community College District GO	3.000%	8/1/38	380	362
	Hartnell CA Community College District GO	3.000%	8/1/39	1,680	1,562
	Hartnell CA Community College District GO	3.000%	8/1/40	635	575
[11]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/45	7,400	7,319
	Hayward CA COP	5.000%	11/1/27	1,000	1,067
	Hayward CA COP	5.000%	11/1/28	1,000	1,089
	Hayward CA COP	5.000%	11/1/29	1,000	1,111
	Hayward CA COP	5.000%	11/1/30	1,000	1,131
	Hayward CA COP	5.000%	11/1/31	1,000	1,150
	Hayward CA COP	5.000%	11/1/32	1,000	1,166
	Hayward CA COP	5.000%	11/1/33	1,000	1,182
	Hayward CA COP	5.000%	11/1/34	1,000	1,194
	Hayward Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	1,205	1,230
	Hayward Unified School District COP	5.000%	8/1/35	585	612
	Hayward Unified School District COP	5.000%	8/1/36	1,360	1,421
	Hayward Unified School District COP	5.000%	8/1/37	1,000	1,042
	Hayward Unified School District COP	5.000%	8/1/38	1,000	1,039
	Hayward Unified School District COP	5.000%	8/1/39	2,035	2,109
	Hayward Unified School District COP	5.250%	8/1/40	2,295	2,383
	Hayward Unified School District COP	5.250%	8/1/41	2,575	2,666
	Hayward Unified School District COP	5.250%	8/1/42	2,875	2,971
[2]	Hayward Unified School District GO	0.000%	8/1/26	640	613
[2]	Hayward Unified School District GO	0.000%	8/1/33	1,045	783
[2]	Hayward Unified School District GO	5.000%	8/1/33	850	932
[2]	Hayward Unified School District GO	0.000%	8/1/34	1,025	738
[5]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,876
[5]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,570
[2]	Hayward Unified School District GO	4.000%	8/1/36	995	1,024
[5]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,381
[2]	Hayward Unified School District GO	4.000%	8/1/37	815	835
[5]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,663
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,569
[5]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,030
[2]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,050
[5]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,152
[2]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,480
[5]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,370
[5]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,369
[5]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,339
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	385
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	950
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,255
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	550
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	580
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	360
[2]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,195
[2]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,290
[2]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,481
[2]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,582
[2]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,772
[2]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,961
[2]	Hemet Unified School District GO	3.000%	8/1/41	2,380	2,054
[5]	Hollister Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,002
	Hope Elementary School District GO	0.000%	8/1/29	660	574
	Hope Elementary School District GO	0.000%	8/1/30	500	421
[4]	Huntington Beach Union High School District GO	0.000%	8/1/31	11,000	8,977
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	2,870	2,187
[2,3]	Huntington Beach Union High School District GO	0.000%	8/1/34	1,390	1,029
[4]	Huntington Beach Union High School District GO	0.000%	8/1/35	7,320	5,172
[5]	Imperial Community College District GO	0.000%	8/1/25	725	716
[5]	Imperial Community College District GO	0.000%	8/1/26	1,005	961
[5]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,452

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,669
[5]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,707
[4]	Imperial Community College District GO	0.000%	8/1/30	330	276
[6]	Imperial Community College District GO	0.000%	8/1/33	1,210	907
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,569
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	170
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	187
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	188
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	276
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	313
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	293
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	227
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	602
[2,11]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,043
[5]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,605
[5]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/27	500	524
[5]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,274
[5]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,069
[5]	Inglewood Unified School District GO	4.000%	8/1/25	300	301
[5]	Inglewood Unified School District GO	4.000%	8/1/27	250	255
[5]	Inglewood Unified School District GO	5.000%	8/1/29	350	369
[5]	Inglewood Unified School District GO	5.000%	8/1/30	400	422
[5]	Inglewood Unified School District GO	5.000%	8/1/33	500	525
[5]	Inglewood Unified School District GO	5.000%	8/1/34	600	630
[5]	Inglewood Unified School District GO	4.000%	8/1/35	500	505
[5]	Inglewood Unified School District GO	4.000%	8/1/37	260	262
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	250	253
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	450	454
	Irvine CA Special Assessment Revenue	4.000%	9/2/26	500	508
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	300	310
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	800	807
	Irvine CA Special Assessment Revenue	5.000%	9/2/27	375	395
	Irvine CA Special Assessment Revenue	4.000%	9/2/28	1,425	1,479
	Irvine CA Special Assessment Revenue	5.000%	9/2/28	520	557
	Irvine CA Special Assessment Revenue	5.000%	9/2/29	500	544
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/30	1,300	1,366
	Irvine CA Special Assessment Revenue	5.000%	9/2/30	330	358
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/32	1,000	1,049
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/33	275	287
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/34	450	468
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/35	400	415
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/36	250	259
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/37	275	283
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/38	350	359
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/39	500	509
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/37	2,750	2,809
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/38	2,500	2,552
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,102
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/33	2,790	2,879
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/34	1,300	1,340
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/36	1,000	1,029
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/33	1,000	1,030
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/34	2,000	2,059
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/36	2,665	2,739
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,295	1,330
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	157
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	548
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	388
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	402
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	216
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	208
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	377
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	468
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	546
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,085	1,128
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	260

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	440
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	529
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	267
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	363
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	282
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	560	564
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	275
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	247
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/29	90	94
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/30	100	105
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/31	150	158
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/32	100	105
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/33	150	157
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/34	100	104
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/35	355	368
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/36	640	659
[5]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/40	1,025	1,039
	Jefferson Union High School District GO	4.000%	8/1/33	200	205
	Jefferson Union High School District GO	4.000%	8/1/34	125	128
	Jefferson Union High School District GO	3.000%	8/1/35	150	144
	Jefferson Union High School District GO	3.000%	8/1/36	250	234
	Jefferson Union High School District GO	5.000%	8/1/36	170	198
	Jefferson Union High School District GO	5.000%	8/1/36	300	349
	Jefferson Union High School District GO	3.000%	8/1/37	275	258
	Jefferson Union High School District GO	5.000%	8/1/38	135	156
	Jefferson Union High School District GO	4.000%	8/1/39	400	404
	Jefferson Union High School District GO	5.000%	8/1/39	500	576
	Jefferson Union High School District GO	5.000%	8/1/40	340	390
	Jefferson Union High School District GO	5.000%	8/1/41	1,000	1,137
	Jefferson Union High School District GO	5.000%	8/1/42	750	846
	Jefferson Union High School District GO	5.000%	8/1/43	500	560
	Jefferson Union High School District GO	5.000%	8/1/44	750	836
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	201
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	102
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	102
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	101
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,744
[5]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	374
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,760
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,904
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	620
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	4,637
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,215	2,741
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,775
[2]	Kern Community College District GO	0.000%	11/1/29	4,160	3,572
	Kern Community College District GO	5.250%	8/1/39	1,400	1,620
	Kern Community College District GO	5.250%	8/1/40	1,200	1,378
	Kern Community College District GO	5.250%	8/1/41	1,000	1,139
	Kern High School District GO	5.000%	8/1/28	1,000	1,085
	Kern High School District GO	5.000%	8/1/29	750	830
	La Canada Unified School District GO	4.000%	8/1/33	510	527
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	154
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	206
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	231
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	249
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	254
	La Mesa-Spring Valley School District GO	4.000%	8/1/42	375	380
	La Mesa-Spring Valley School District GO	4.000%	8/1/43	500	504
[4]	Lake Tahoe Unified School District GO	0.000%	8/1/27	1,585	1,471
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	496
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/25	600	605
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/26	1,355	1,373
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/27	2,100	2,137
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/27	800	825
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/28	1,850	1,880

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/29	900	928
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/30	1,000	1,031
[2]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/33	1,200	1,235
	Las Virgenes Unified School District GO	5.000%	8/1/44	4,425	4,926
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	4,635	4,644
	Liberty Union High School District GO	4.000%	8/1/30	750	770
[2]	Liberty Union High School District GO	0.000%	8/1/31	4,445	3,596
	Liberty Union High School District GO	4.000%	8/1/31	565	579
	Liberty Union High School District GO	4.000%	8/1/32	250	258
	Liberty Union High School District GO	3.000%	8/1/35	670	644
	Liberty Union High School District GO	3.000%	8/1/37	825	774
	Liberty Union High School District GO	3.000%	8/1/38	900	838
	Liberty Union High School District GO	3.000%	8/1/39	1,000	915
	Liberty Union High School District GO	3.000%	8/1/40	1,000	895
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,462
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	555
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,030
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,093
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,357
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,723
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,547
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,647
[2]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,428
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,734
[2]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,353
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	443
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	102
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	356
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	669
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	338
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	503
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	542
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	758
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	736
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	629
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,140
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	801
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	612
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	489
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	372
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	641
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	441
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	266
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	225
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	688
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	767
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	933
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,562
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,146
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,614
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,035
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	828
[2]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,349
[2]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,431
[2]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	755
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	147
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,000	1,057
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	5,680	6,203
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,445	3,836
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	3,015	3,326
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	17,245	20,077
[9]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.410%	4.482%	11/15/25	16,845	16,950
[9]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.502%	11/15/26	10,010	10,103
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	578
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	576
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	574
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	661

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,323
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,261
	Long Beach Community College District GO	4.000%	8/1/34	600	610
	Long Beach Community College District GO	4.000%	8/1/35	705	720
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,684
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,932
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,102
	Long Beach Community College District GO	3.000%	8/1/39	1,115	1,020
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,341
	Long Beach Community College District GO	3.000%	8/1/40	3,810	3,410
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,137
	Long Beach Community College District GO	3.000%	8/1/41	2,165	1,878
[2]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	850
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/25	150	151
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/26	150	152
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/27	150	154
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/29	200	208
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/30	200	209
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/31	230	241
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/32	375	392
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/34	350	362
[2]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/37	400	408
[2]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/38	430	439
[6]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,575
[6]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,389
[6]	Long Beach Unified School District GO	0.000%	8/1/30	4,260	3,577
[6]	Long Beach Unified School District GO	0.000%	8/1/31	2,890	2,341
[6]	Long Beach Unified School District GO	0.000%	8/1/32	2,290	1,786
[6]	Long Beach Unified School District GO	0.000%	8/1/33	5,250	3,955
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,114
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	2,029
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,633
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,813
	Long Beach Unified School District GO	3.000%	8/1/42	3,000	2,599
	Los Alamitos Unified School District GO	0.000%	8/1/29	800	696
	Los Alamitos Unified School District GO	0.000%	8/1/31	550	447
	Los Alamitos Unified School District GO	0.000%	8/1/34	1,925	1,394
	Los Angeles CA Community College District GO	5.000%	8/1/27	9,500	10,087
	Los Angeles CA Community College District GO	5.000%	8/1/28	9,000	9,769
	Los Angeles CA Community College District GO	5.000%	8/1/29	10,000	11,082
	Los Angeles CA Community College District GO	5.000%	8/1/30	7,500	8,476
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	8,815
	Los Angeles CA Community College District GO	5.000%	8/1/31	7,500	8,628
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	1,972
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,577
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,144
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	676
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/39	850	911
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/42	1,500	1,577
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/44	1,400	1,472
[1,11]	Los Angeles CA Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.000%	3/3/25	48,040	48,040
	Los Angeles CA Unified School District COP	5.000%	10/1/27	2,000	2,120
	Los Angeles CA Unified School District COP	5.000%	10/1/28	4,200	4,543
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	470
	Los Angeles CA Unified School District COP	5.000%	10/1/29	5,725	6,311
[5]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	551
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,146
	Los Angeles CA Unified School District GO	5.000%	7/1/28	4,395	4,754
	Los Angeles CA Unified School District GO	5.000%	7/1/31	6,500	7,431
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,174
	Los Angeles CA Unified School District GO	5.000%	7/1/32	14,780	17,140
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,364
	Los Angeles CA Unified School District GO	5.000%	7/1/33	25,000	29,380
	Los Angeles CA Unified School District GO	3.000%	1/1/34	10,000	9,712
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,548
	Los Angeles CA Unified School District GO	5.000%	7/1/34	13,000	15,480
	Los Angeles CA Unified School District GO	4.000%	7/1/35	3,075	3,219
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	10,534
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,544
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,738

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	5,892
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,433
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,168
	Los Angeles CA Unified School District GO	5.000%	7/1/37	1,000	1,049
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,061
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,373
	Los Angeles CA Unified School District GO	5.000%	7/1/38	4,000	4,192
	Los Angeles CA Unified School District GO	5.000%	7/1/38	2,480	2,844
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,115
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,070	4,187
	Los Angeles CA Unified School District GO	4.000%	7/1/39	10,000	10,361
	Los Angeles CA Unified School District GO	5.000%	7/1/39	3,750	4,288
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,332
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,202
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,050	4,176
	Los Angeles CA Unified School District GO	5.000%	7/1/40	1,500	1,704
	Los Angeles CA Unified School District GO	4.000%	7/1/41	5,465	5,597
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,335	1,502
	Los Angeles CA Unified School District GO	5.000%	7/1/41	3,000	3,418
	Los Angeles CA Unified School District GO	5.000%	7/1/42	2,975	3,318
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,239
	Los Angeles CA Unified School District GO	4.000%	7/1/44	9,040	9,106
	Los Angeles CA Unified School District GO	5.000%	7/1/44	1,800	2,023
	Los Angeles CA Unified School District GO	5.000%	7/1/45	1,000	1,119
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,000	1,000
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,491
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	2,960
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,111
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,120
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,500
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,265
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	3,814
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,308
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	5,320	5,556
	Los Angeles California Department of Water & Power Waterworks Revenue System	5.000%	7/1/34	415	473
	Los Angeles California Department of Water & Power Waterworks Revenue System	5.000%	7/1/34	70	77
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,510
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,552
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,425
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	7,804
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,256
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,626
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,374
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,104
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,249
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,574
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,359
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	10,313
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,242
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	25,886
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,570
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,235
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,326
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,236
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	22,144
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,625	6,919
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	6,350	7,024
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,591
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,242
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	6,664
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,755	1,831
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	5,205	5,469
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,694
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,555	7,869
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,228
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,782
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,800	3,937
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	950
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,193
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	998

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,189
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,045
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,239
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,098
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,274
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,148
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,066
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,205
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,253
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,262
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,016
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,691
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,322
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,671
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,180	1,212
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,391
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	4,000	4,619
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	8,155	9,213
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/43	7,500	8,417
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	5,000	5,294
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/44	5,000	5,678
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project)	5.000%	8/1/33	2,465	2,485
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,064
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	998
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	120	133
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,255
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	3.125%	10/1/36	350	329
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	709
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,884
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,045
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,237
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,057
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	1,933
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,443
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	250	291
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,375
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,260
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	2,949
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	15,394
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	902
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,820
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,607
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,773
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,219
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	18,065	18,793
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,404
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,333
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,515
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,595
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	615	709
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	6,155	6,376
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,190	4,365
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	15,527
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,733
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,790
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,474
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,810	1,865
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,345	1,391
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,879
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,353
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	2,000	2,034
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	8,898
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	2,926
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,033
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,750
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	750	761
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	185	194
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	6,120	6,402
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,360	1,448

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,000	2,129
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	6,385	6,797
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,095	1,184
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,155	1,239
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	435	470
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	870	941
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,185	1,282
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,145	1,238
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	965	975
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	8,520	9,351
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	930	986
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,655	1,844
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,805	2,011
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,360	1,515
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	400	446
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	340	365
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	6,095	6,869
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,710	1,927
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,124
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,604
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	150	154
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	580	655
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,525	1,733
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	7,170	8,149
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,608
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	9,595	10,089
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	845	944
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	2,235	2,297
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	13,905	15,927
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	615	678
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	720	810
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	895	1,013
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	6,510	6,835
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	2,100	2,190
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	8,195	9,149
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,845	2,085
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	2,090	2,390
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,248
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	20,680	21,523
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,058
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,566
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	105	115
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	830	947
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,235	3,690
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,870	2,096
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	26,070	27,076
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	850	856
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	425	465
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	4,575	5,137
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,045	2,281
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,030	1,162
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	160	165
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	5,575	5,776
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,537
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	100	102
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	7,990	8,464
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,365	1,488
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,850	2,042
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	755	829
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,645	1,836
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	755	787
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	670	756
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,750	1,964
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	955	1,041
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	395	415
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	10,000	10,752
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,600	6,092
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,160	3,480
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,525	3,861
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,275	1,387

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,515	1,696
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,280	2,552
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	645	728
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,310	1,451
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,570	2,861
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	640	716
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/39	875	897
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	15,000	16,044
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,244
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,450	9,244
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,262
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,795	1,993
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	25,390	27,138
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10,660	11,573
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,670	1,804
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	7,280	7,977
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,345	2,387
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	845	848
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	12,265	12,439
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	9,000	9,378
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,294
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	8,340	8,988
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,775	2,978
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	4,775	5,189
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	800	869
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,435	2,657
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,570	1,713
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	3,160	3,250
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	200	214
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,430	6,930
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,365	1,471
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,500	1,623
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,155	2,304
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	1,030	1,105
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,120	1,196
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	10,130	10,851
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	14,045	14,720
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	5,440	5,496
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	685	703
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	320	330
Los Angeles Department of Water & Power Water System Revenue	4.000%	7/1/26	25	25
Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/34	200	202
Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/35	150	156
Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/36	95	103
Los Angeles Department of Water & Power Water System Revenue	5.250%	7/1/44	25	25
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/26	290	292
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	650	659
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	700	709
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	3,080	3,141
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,255	1,281
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/27	110	112
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	25	26
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	1,005	1,052
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	285	298
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	25	26
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	1,095	1,146
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	825	863
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	85	89
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/28	2,335	2,397
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	570	576
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	640	682
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	465	495
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	1,870	1,992
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	25	25
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	315	336
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	380	405
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	395	421
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	390	403
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	1,150	1,225
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	710	750

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	1,575	1,623
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	2,845	2,876
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	2,185	2,365
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,255	1,358
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,405	1,521
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	50	51
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	45	49
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,015	1,099
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	670	692
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	2,130	2,305
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	685	727
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	740	766
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	295	313
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	50	51
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	2,330	2,560
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	1,110	1,219
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	240	243
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	105	108
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	280	308
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	3,230	3,397
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	790	868
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	420	461
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	6,095	6,158
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,430	1,595
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,065	1,188
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,540	1,718
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,735	1,935
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,735	1,789
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	445	467
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,340	1,417
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,425	1,608
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	225	252
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	275	310
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,920	2,167
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	325	328
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	250	253
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	635	654
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,210	1,268
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,055	1,114
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,215	1,327
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	345	381
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	1,955	2,013
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,800	5,853
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	305	322
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	35	40
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	4,775	5,420
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,095	3,375
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	340	379
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	1,255	1,407
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	1,600	1,816
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	580	607
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	100	101
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	830	853
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	600	605
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,375	2,499
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,205	1,366
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,120	1,220
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,195	1,337
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	630	705
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	245	256
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,300	1,491
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	375	385
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	220	231
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	3,110	3,405
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	955	1,038
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	670	758
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	325	328
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	3,790	4,316
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	15	17
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	260	298

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	580	648
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	405	453
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,495	1,506
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,455	4,564
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,325	1,468
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,245	1,351
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	585	652
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	595	676
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	45	51
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	190	208
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,160	1,294
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	985	1,112
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	620	646
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,720	5,852
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	185	192
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	240	260
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	240	260
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	790	877
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,755	1,911
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,290	1,449
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,820	2,056
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	785	892
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,205	1,338
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	495	516
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	155	161
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,280	1,407
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5,930	6,554
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	790	852
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,270	2,509
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	430	481
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	170	191
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	4,660	5,285
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	255	257
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	3,260	3,508
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,400	1,535
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	585	645
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	665	733
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	50	56
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	720	811
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	40	43
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,090	1,215
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	110	114
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,305	7,821
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,900	2,046
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,455	8,122
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	500	535
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,930	3,242
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	635	695
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	185	206
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	705	772
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	255	285
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	45	45
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	11,950	12,720
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	7,572
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,125	1,198
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	250	254
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,985	2,158
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,565	3,875
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,075	5,568
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	2,390	2,634
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,390	3,753
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,080	1,156
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	12,905	13,863
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	8,605	9,285
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	5,210	5,622
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,335	4,717
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	930	1,020
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,270	3,573
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,410	1,451
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	3,470	3,716

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,045	5,445
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,420	1,521
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	2,315	2,517
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	4,715	5,080
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	2,505	2,508
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	4,385	4,565
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.400%	3/3/25	11,591	11,591
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.600%	3/3/25	8,037	8,037
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.600%	3/3/25	6,925	6,925
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.750%	3/6/25	4,324	4,324
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.750%	3/6/25	2,517	2,517
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,750	1,761
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	5,575	5,611
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,091	1,098
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.950%	12/1/39	8,630	8,509
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.150%	12/1/44	3,295	3,221
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/28	1,750	1,755
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,005
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	7,885	7,968
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,371
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,687
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	4,950
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	3,962
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/40	1,985	2,178
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/27	1,550	1,632
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/28	1,700	1,827
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/29	1,625	1,779
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/40	5,000	5,563
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/43	1,000	1,112
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,201
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,169
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,216
	Los Rios Community College District GO	3.000%	8/1/35	1,035	1,012
	Los Rios Community College District GO	4.000%	8/1/35	250	254
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,110
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,225
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/39	750	849
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/40	900	1,015
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/41	1,500	1,682
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/42	1,000	1,114
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/43	1,000	1,107
[2]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/44	275	303
[4]	Madera Unified School District GO	0.000%	5/1/30	3,000	2,535
[4]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,193
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	2,068
	Manhattan Beach Unified School District GO	0.000%	9/1/28	2,220	1,997
	Manhattan Beach Unified School District GO	0.000%	9/1/31	965	787
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/27	265	273
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/28	375	390
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/29	350	367
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/30	325	344
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/32	550	579
[5]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/39	1,110	1,128
[4]	Manteca Unified School District GO	0.000%	8/1/28	3,180	2,869
[4]	Manteca Unified School District GO	0.000%	8/1/33	5,435	4,080
[4]	Manteca Unified School District GO	0.000%	8/1/34	5,425	3,913
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,022
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,022
	Marin Community College District GO, Prere.	4.000%	8/15/27	800	832
	Marin Community College District GO, Prere.	4.000%	8/15/27	7,660	7,965
	Marin Community College District GO, Prere.	4.000%	8/15/27	2,945	3,062
	Marin Community College District GO, Prere.	4.000%	8/15/27	1,900	1,976
	Marin Community College District GO, Prere.	4.000%	8/15/27	3,030	3,151
	Marin Healthcare District GO	5.000%	8/1/41	9,000	9,256
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,073
	Marina Coast Water District COP	4.000%	6/1/44	1,160	1,171
	Marina Coast Water District COP	4.000%	6/1/45	1,660	1,671
[5]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,288
	Menifee CA Special Tax Revenue	5.000%	9/1/38	500	538
	Menifee CA Special Tax Revenue	5.000%	9/1/39	820	867

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	443
	Menifee CA Special Tax Revenue	5.000%	9/1/43	600	631
	Menifee Union School District GO	4.000%	8/1/29	165	174
	Menifee Union School District GO	4.000%	8/1/30	200	213
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	498
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	781
[2]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,050
[2]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,270
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,925
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	3,440	3,757
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,220
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,610	2,910
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,774
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,747
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	2,015	2,328
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,743
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	16,400	18,134
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,927
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,073
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,106
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,260
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/43	1,225	1,381
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/44	1,490	1,669
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	3,975	4,437
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	3,325	3,352
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,895	1,865
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,713
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,480
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,572
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,702
[4]	Modesto High School District GO	0.000%	8/1/26	5,010	4,802
	Modesto High School District GO	5.000%	8/1/39	850	969
	Modesto High School District GO	5.000%	8/1/40	505	571
	Modesto High School District GO	5.000%	8/1/41	710	797
	Modesto High School District GO	5.000%	8/1/42	840	937
	Modesto High School District GO	5.000%	8/1/43	1,185	1,313
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,310
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,537
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,159
	Montclair Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/31	660	692
[4]	Montebello Unified School District GO	0.000%	8/1/26	1,000	954
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,609
	Monterey Park Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,200	1,218
	Monterey Peninsula Community College District GO	4.000%	8/1/41	475	489
	Monterey Peninsula Community College District GO	4.000%	8/1/42	440	450
	Monterey Peninsula Community College District GO	4.000%	8/1/43	880	893
	Monterey Peninsula Community College District GO	4.000%	8/1/44	700	707
	Monterey Peninsula Community College District GO	4.000%	8/1/45	775	781
	Monterey Peninsula Unified School District GO	4.000%	8/1/36	13,815	13,946
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	3,000	3,062
[7]	Moreland School District GO	3.875%	8/1/30	1,000	1,022
[7]	Moreland School District GO	5.000%	8/1/33	1,095	1,263
[7]	Moreland School District GO	5.000%	8/1/34	1,250	1,457
[7]	Moreland School District GO	5.000%	8/1/35	1,420	1,670
[7]	Moreland School District GO	5.000%	8/1/36	1,605	1,881
[7]	Moreland School District GO	5.000%	8/1/37	1,805	2,106
[7]	Moreland School District GO	5.000%	8/1/38	2,015	2,342
[7]	Moreland School District GO	5.000%	8/1/40	1,685	1,938
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/37	365	381
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/38	325	336
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/39	1,470	1,517
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/40	825	848
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/41	1,620	1,654
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/29	1,220	1,283
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/32	1,020	1,069
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	853
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	959
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	200	207

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,050
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	225	238
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/28	250	269
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,229
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	425	464
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/30	850	942
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,441
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	953
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/36	575	664
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/37	1,500	1,719
[2]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/40	600	672
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	411
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	205
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,371
	Mount San Jacinto Community College District GO	3.000%	8/1/38	2,000	1,884
[7]	Mountain House Community Facilities District Special Tax Revenue	4.250%	9/1/35	400	401
[7]	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/40	500	527
[7]	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/45	875	903
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	343
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	296
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	371
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	446
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	470
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	225
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	579
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	347
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	607
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	422
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	420
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	340
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	312
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	337
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,037
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	325
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	308
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	307
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	280
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	5,320	5,391
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	356
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,361
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,514
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,459
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/32	500	533
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/34	350	372
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/35	450	477
[2]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/37	1,220	1,290
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	277
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	531
	Mountain View-Whisman School District GO	3.000%	9/1/39	2,200	2,043
	Mountain View-Whisman School District GO	3.000%	9/1/40	1,000	911
	Mountain View-Whisman School District GO	4.000%	9/1/40	1,300	1,332
	Mountain View-Whisman School District GO	4.000%	9/1/42	1,250	1,270
	Mountain View-Whisman School District GO	4.000%	9/1/45	2,535	2,568
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	515	550
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	370	395
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	1,735	1,852
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	2,350	2,873
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	13,530	16,543
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,385	16,893
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,950	20,131
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,100	16,534
[2]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	357
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,697
	Napa Valley Unified School District GO	0.000%	8/1/29	2,000	1,747
	Napa Valley Unified School District GO	0.000%	8/1/33	6,070	4,584
[2]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,403
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,355
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	593
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.925%	7/20/39	22,969	22,207
	New Haven Unified School District GO	4.000%	8/1/29	100	104

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Haven Unified School District GO	4.000%	8/1/30	100	103
	New Haven Unified School District GO	4.000%	8/1/31	100	103
	New Haven Unified School District GO	4.000%	8/1/32	100	103
	New Haven Unified School District GO	4.000%	8/1/35	325	332
	New Haven Unified School District GO	4.000%	8/1/36	155	158
	New Haven Unified School District GO	4.000%	8/1/37	300	306
	New Haven Unified School District GO	4.000%	8/1/38	805	817
[2]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,159
[5]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,193
[5]	Newark CA Unified School District GO	4.000%	8/1/38	885	916
[5]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	1,028
[5]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	1,020
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/38	1,020	1,030
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/43	715	754
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	4,058
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,553
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,234
[4]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	4,313
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	11,121
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	504
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,664
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,836
[5]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	851
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,095
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	457
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,088
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	925
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,596
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	822
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	727
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	521
[5]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,256
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	521
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,139
[4]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,420
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,700
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	2,007
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	1,995
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	70,000	74,963
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	11,398
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,418
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,609
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,381
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,367
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,104
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,569
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,274
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,553
[14]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	194
[4]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/26	750	718
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	591
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	403
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,312
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	819
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,150	1,026
	Novato CA Unified School District GO	3.000%	8/1/39	1,130	1,049
	Novato CA Unified School District GO	3.000%	8/1/42	4,075	3,559
	Novato CA Unified School District GO	3.000%	8/1/43	3,000	2,568
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/39	1,475	1,492
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/40	1,465	1,478
	Oak Grove School District GO	0.000%	8/1/27	1,700	1,583
	Oak Grove School District GO	0.000%	8/1/29	2,750	2,402
[8]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/31	1,915	1,612
[8]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/32	1,030	864
	Oakland CA GO	2.000%	1/15/34	5,505	4,768
	Oakland CA GO	2.000%	1/15/35	4,480	3,821
	Oakland CA GO	2.125%	1/15/36	4,735	3,979
	Oakland CA GO	3.000%	1/15/40	6,580	5,992
[6]	Oceanside CA Unified School District GO	0.000%	8/1/29	3,170	2,767
[6]	Oceanside CA Unified School District GO	0.000%	8/1/30	2,050	1,733

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	518
[2]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,357
	Ohlone Community College District GO	4.000%	8/1/34	3,920	3,966
	Ohlone Community College District GO	3.000%	8/1/38	4,345	4,020
	Ontario CA Community Facilities District No. 64 Special Tax Revenue	5.000%	9/1/39	1,015	1,086
	Ontario CA Special Tax Revenue	4.000%	9/1/33	3,235	3,264
	Ontario CA Special Tax Revenue	5.000%	9/1/38	1,205	1,300
	Ontario CA Special Tax Revenue	5.250%	9/1/43	1,000	1,070
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,272
	Ontario Montclair School District GO	5.000%	8/1/43	2,065	2,313
	Orange County CA Ocean View School District GO	5.000%	8/1/42	1,105	1,247
	Orange County CA Ocean View School District GO	5.000%	8/1/44	1,385	1,542
	Orange County CA Ocean View School District GO	5.000%	8/1/45	1,125	1,240
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/27	500	528
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/28	900	970
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/29	1,000	1,097
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,107
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,414
	Orange County Water District Water Revenue	4.000%	8/15/35	790	824
	Oro Grande Elementary School District COP	4.000%	9/15/26	810	815
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,091
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,167
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,193
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	783
[6]	Oxnard School District GO	0.000%	8/1/31	1,520	1,219
[6]	Oxnard School District GO	0.000%	7/1/33	3,445	2,559
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,053
	Oxnard Union High School District GO	4.000%	8/1/31	750	769
	Oxnard Union High School District GO	4.000%	8/1/32	325	337
	Oxnard Union High School District GO	4.000%	8/1/33	375	387
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,154
	Oxnard Union High School District GO	4.000%	8/1/36	750	767
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,658
	Pajaro Valley Health Care District GO	5.000%	9/1/46	2,750	2,895
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	229
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	254
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	304
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,209
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/26	190	192
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	720	730
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,300	1,289
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/26	1,100	1,135
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/27	1,200	1,257
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/25	1,190	1,202
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/25	550	556
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/26	830	856
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/26	700	723
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	1,355	1,408
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	1,275	1,325
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/32	1,435	1,487
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	750	776
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/34	2,000	2,069
[5]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/42	1,160	1,169
[5]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/44	800	879
	Palo Alto CA COP	2.125%	11/1/43	2,000	1,380
	Palo Alto Unified School District GO	3.250%	8/1/42	3,000	2,795
	Palomar Community College District GO	5.000%	8/1/33	2,805	2,940
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,596
	Palomar Health COP	5.000%	11/1/26	920	930
	Palomar Health COP	5.000%	11/1/27	750	738
[6]	Palomar Health GO	0.000%	8/1/26	1,250	1,192
	Palomar Health GO	5.000%	8/1/26	710	720
[4]	Palomar Health GO	0.000%	8/1/27	16,165	14,442
[6]	Palomar Health GO	0.000%	8/1/27	8,095	7,458
	Palomar Health GO	5.000%	8/1/27	1,815	1,838
[6]	Palomar Health GO	0.000%	8/1/28	955	849
	Palomar Health GO	5.000%	8/1/28	1,640	1,653
	Palomar Health GO	5.000%	8/1/28	8,570	8,627
[6]	Palomar Health GO	0.000%	8/1/29	7,210	6,180
	Palomar Health GO	5.000%	8/1/29	875	879

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health GO	5.000%	8/1/29	4,690	4,713
	Palomar Health GO	4.000%	8/1/30	2,150	2,140
	Palomar Health GO	5.000%	8/1/30	1,995	2,001
	Palomar Health GO	4.000%	8/1/31	1,670	1,658
	Palomar Health GO	5.000%	8/1/31	800	802
	Palomar Health GO	4.000%	8/1/32	5,010	4,938
	Palomar Health GO	4.000%	8/1/33	500	487
	Palomar Health GO	5.000%	8/1/33	1,480	1,482
	Palomar Health GO	0.000%	8/1/34	2,725	1,696
	Palomar Health GO	4.000%	8/1/34	1,100	1,056
	Palomar Health GO	0.000%	8/1/35	595	350
	Palomar Health GO	4.000%	8/1/35	100	95
	Palomar Health GO	0.000%	8/1/36	510	283
	Palomar Health GO	4.000%	8/1/36	5,015	4,705
	Palomar Health GO	0.000%	8/1/37	1,210	631
	Palomar Health GO	3.000%	8/1/37	295	236
	Palomar Health GO	4.000%	8/1/37	4,285	3,968
[2]	Palomar Health GO	0.000%	8/1/38	1,130	676
[6]	Palomar Health GO	7.000%	8/1/38	3,510	3,934
[2]	Palomar Health GO	0.000%	8/1/39	10,690	6,067
	Palomar Health GO	6.750%	8/1/40	2,500	2,696
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,345	4,366
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	3,750	3,790
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,000	2,960
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	305
[4]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,925	3,722
[5]	Paramount Unified School District GO	4.000%	8/1/30	70	75
[5]	Paramount Unified School District GO	4.000%	8/1/31	125	133
[5]	Paramount Unified School District GO	4.000%	8/1/34	150	158
[5]	Paramount Unified School District GO	4.000%	8/1/35	300	314
[5]	Paramount Unified School District GO	4.000%	8/1/37	390	405
[5]	Paramount Unified School District GO	4.000%	8/1/38	690	712
[5]	Paramount Unified School District GO	4.000%	8/1/40	450	461
	Paramount Unified School District GO	0.000%	8/1/42	2,000	927
[5]	Paramount Unified School District GO	3.000%	8/1/45	2,000	1,654
	Pasadena Area Community College District GO	5.000%	8/1/41	825	926
	Pasadena Area Community College District GO	5.000%	8/1/42	1,000	1,115
	Pasadena Area Community College District GO	5.000%	8/1/43	500	554
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/40	1,050	564
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/41	1,000	508
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/42	1,200	575
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/43	1,000	453
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,131
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	651
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	823
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,095
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,091
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	650
	Peralta Community College District GO	4.000%	8/1/33	2,755	2,756
	Peralta Community College District GO	4.000%	8/1/34	2,865	2,866
	Peralta Community College District GO	5.250%	8/1/42	2,000	2,263
[4]	Perris CA Union High School District GO	0.000%	9/1/25	1,130	1,113
	Perris CA Union High School District GO	3.000%	9/1/36	1,090	1,031
	Perris CA Union High School District GO	3.000%	9/1/38	800	744
	Perris CA Union High School District GO	3.000%	9/1/39	850	776
	Perris CA Union High School District GO	3.000%	9/1/40	1,000	896
[2]	Perris CA Union High School District GO	4.000%	9/1/40	2,000	2,029
	Perris CA Union High School District GO	2.125%	9/1/41	2,500	1,795
	Piedmont Unified School District GO	3.000%	8/1/39	180	166
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	3,000	3,097
[10]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,926
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/25	855	856
[10]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	143
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/26	900	902

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/27	1,220	1,222
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/28	1,285	1,287
[10]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	306
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/29	1,350	1,352
[2]	Pittsburg Unified School District GO	5.000%	8/1/39	1,100	1,221
[2]	Pittsburg Unified School District GO	5.000%	8/1/40	2,010	2,213
[2]	Pittsburg Unified School District GO	5.000%	8/1/41	3,325	3,640
[2]	Pittsburg Unified School District GO	5.000%	8/1/42	3,820	4,163
[2]	Pittsburg Unified School District GO	5.000%	8/1/43	2,000	2,163
[2]	Pittsburg Unified School District GO	4.125%	8/1/45	2,000	2,018
	Pittsburg Unified School District GO	3.500%	8/1/46	740	641
[11]	Pittsburg Unified School District GO TOB VRDO	1.880%	3/7/25	7,575	7,575
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	122
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,443
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,430
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	938
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,150
[2]	Placer CA Union High School District GO	0.000%	8/1/29	4,425	3,854
[2]	Placer CA Union High School District GO	0.000%	8/1/30	2,400	2,024
[2]	Placer CA Union High School District GO	0.000%	8/1/31	8,800	7,163
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	440
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	953
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	527
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	881
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	891
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,070
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,017
[2]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,187
	Pomona Unified School District GO	4.000%	8/1/37	920	959
	Pomona Unified School District GO	5.250%	8/1/38	1,000	1,162
	Pomona Unified School District GO	5.250%	8/1/40	1,000	1,150
[2]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,355
	Pomona Unified School District GO	5.250%	8/1/43	1,500	1,686
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/40	1,670	1,937
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/41	2,680	3,072
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/42	3,500	3,977
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/43	2,500	2,820
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	1,000	1,122
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	4,045	4,188
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	2,560	2,650
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	4,340	4,493
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	3,615	3,743
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,322
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,702
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	925	974
	Port of Oakland Port, Airport & Marina Revenue, Prere.	5.000%	11/1/27	25	27
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/25	150	152
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/26	125	129
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/27	115	121
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/28	125	134
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/29	150	164
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/30	170	188
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/31	125	133
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/32	150	159
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/33	155	164
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/34	150	157
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/36	200	208
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/37	175	182
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/38	220	227
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/39	270	277
[2]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/40	225	230
	Portola Valley School District GO	3.000%	8/1/35	875	856
	Portola Valley School District GO	3.000%	8/1/36	640	619
	Portola Valley School District GO	3.000%	8/1/37	700	668
	Portola Valley School District GO	3.000%	8/1/38	675	636
	Portola Valley School District GO	3.000%	8/1/39	725	673

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Portola Valley School District GO	3.000%	8/1/40	530	482
[5]	Poway Public Financing Authority Water Revenue	5.000%	6/1/40	550	621
[5]	Poway Public Financing Authority Water Revenue	5.000%	6/1/41	365	408
[5]	Poway Public Financing Authority Water Revenue	4.000%	6/1/43	1,230	1,251
	Poway Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,393
	Poway Unified School District GO	0.000%	8/1/28	9,070	8,180
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,995
	Poway Unified School District GO	0.000%	8/1/30	100	84
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,939
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,565
	Poway Unified School District GO	0.000%	8/1/35	8,475	5,980
	Poway Unified School District GO	0.000%	8/1/36	9,420	6,358
	Poway Unified School District GO	0.000%	8/1/39	3,445	2,016
	Poway Unified School District GO	0.000%	8/1/41	3,000	1,582
	Poway Unified School District GO	0.000%	8/1/46	18,860	7,258
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	784
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,760	1,779
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,011
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,500	2,583
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	146
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	193
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	323
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	276
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	406
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	379
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	357
[2]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	168
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	385
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	517
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	222
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	736
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	464
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	853
[2]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	507
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	985
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	165
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	182
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	203
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	245
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	888
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,114
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,113
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	490
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	3,000	2,998
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,324
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	800	854
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/39	800	851
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	371
[2]	Rancho Santiago Community College District GO	0.000%	9/1/28	1,000	899
[2]	Rancho Santiago Community College District GO	0.000%	9/1/30	14,450	12,189
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/40	5,105	4,695
	Ravenswood CA City School District GO	4.000%	8/1/32	130	137
	Ravenswood CA City School District GO	4.000%	8/1/36	270	280
	Ravenswood CA City School District GO	4.000%	8/1/38	975	999
	Ravenswood CA City School District GO	4.000%	8/1/40	590	600
[5]	Ravenswood CA City School District GO	5.000%	8/1/43	2,075	2,278
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	835
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	734
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,419
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	858
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	500
	Redwood City CA Special Tax Revenue	5.000%	9/1/29	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,729
[10]	Redwood City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 2)	0.000%	7/15/25	3,350	3,310
	Redwood City School District GO	3.000%	8/1/33	1,430	1,413
	Redwood City School District GO	3.000%	8/1/40	1,490	1,348
	Rialto CA Special Tax Revenue	5.000%	9/1/43	2,340	2,461
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/28	1,000	1,077

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/30	1,285	1,379
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/32	470	502
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/33	760	810
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/37	8,225	8,703
[5]	Rialto Unified School District COP	5.000%	9/1/28	285	307
[5]	Rialto Unified School District COP	5.000%	9/1/29	335	367
[5]	Rialto Unified School District COP	5.000%	9/1/30	350	389
[5]	Rialto Unified School District COP	5.000%	9/1/31	350	394
[5]	Rialto Unified School District COP	5.000%	9/1/32	475	540
[5]	Rialto Unified School District COP	5.000%	9/1/33	850	975
[5]	Rialto Unified School District COP	5.000%	9/1/34	875	1,012
[5]	Rialto Unified School District COP	5.000%	9/1/35	1,555	1,802
[5]	Rialto Unified School District GO	0.000%	8/1/28	115	103
[5]	Rialto Unified School District GO	0.000%	8/1/29	140	121
[5]	Rialto Unified School District GO	0.000%	8/1/30	665	556
[5]	Rialto Unified School District GO	0.000%	8/1/31	595	480
[5]	Rialto Unified School District GO	0.000%	8/1/32	925	719
[5]	Rialto Unified School District GO	0.000%	8/1/33	860	641
[5]	Rialto Unified School District GO	0.000%	8/1/34	400	285
[5]	Rialto Unified School District GO	0.000%	8/1/35	825	560
[5]	Rialto Unified School District GO	0.000%	8/1/36	720	464
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,416
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,061
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	820
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	65	66
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,130
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,325
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,761
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,099
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,284
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,309
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,803
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,719
[5]	Rio Elementary CA School District BAN GO	0.000%	7/1/28	3,000	2,698
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,672
	Rio Hondo CA Community College District GO	0.000%	8/1/35	5,000	3,511
[2]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/36	365	402
[2]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/37	300	329
[2]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/38	500	515
	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/39	2,180	2,291
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	961
[2]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/42	1,000	1,021
[2]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,321
[2]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/43	1,500	1,531
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/44	1,660	1,642
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,189
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,390
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/40	350	400
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/41	600	678
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/42	515	577
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	340	378
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	620
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,115
	Riverside CA Water Revenue	5.000%	10/1/40	1,250	1,421
	Riverside CA Water Revenue	5.000%	10/1/42	1,250	1,394
	Riverside Community College District GO	3.000%	8/1/33	770	759
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,797
	Riverside Community College District GO	3.000%	8/1/36	1,795	1,689
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,882
	Riverside Community College District GO	3.000%	8/1/37	5,355	4,960
	Riverside Community College District GO	3.000%	8/1/38	3,775	3,459
	Riverside Community College District GO	3.000%	8/1/38	7,065	6,474
	Riverside Community College District GO	3.000%	8/1/39	4,210	3,802
	Riverside Community College District GO	3.000%	8/1/39	7,240	6,539
	Riverside Community College District GO	3.000%	8/1/40	2,000	1,782
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,111
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,670
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	514
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,098
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,175

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,960
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,040
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	10,049
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	6,095	6,196
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/33	3,535	3,716
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/35	1,220	1,279
[5]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	4.000%	10/1/40	5,000	5,017
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/26	450	466
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/27	300	317
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/28	650	701
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/29	750	823
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/30	770	858
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/31	1,230	1,391
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/32	1,180	1,351
[2]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/33	1,000	1,158
[2]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/27	1,160	1,176
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/27	520	538
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/30	750	776
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/32	590	609
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/37	1,015	1,043
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/39	3,750	3,773
[2]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/29	1,900	2,009
[5]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	3.000%	10/1/35	340	320
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,992
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	3,068
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	4,050
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	6,805	4,809
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	4,150	4,257
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	3,795	3,882
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	3,750	3,797
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,523
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	682
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	649
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	593
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	684
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	699
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,181
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,003
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/27	1,385	1,388
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	1,265	1,267
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	1,055	1,057
	Riverside Unified School District GO	4.000%	8/1/29	850	875
	Riverside Unified School District GO	4.000%	8/1/30	850	868
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,275
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,159
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,884
	Riverside Unified School District GO	3.000%	8/1/37	4,800	4,458
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,123
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,516
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,633
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/39	500	534
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/44	690	724
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,589
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,703
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,887
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	101

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	115
	Romoland School District Special Tax Revenue	5.000%	9/1/38	250	269
	Romoland School District Special Tax Revenue	5.000%	9/1/39	610	654
	Romoland School District Special Tax Revenue	5.000%	9/1/43	440	463
	Romoland School District Special Tax Revenue	5.000%	9/1/44	565	595
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	261
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	366
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	50
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	111
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	101
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	223
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	121
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	209
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	208
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	204
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	244
	Roseville CA Special Tax Revenue	5.000%	9/1/29	500	501
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	128
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	86
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	168
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	269
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	253
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	577
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	505
	Roseville CA Special Tax Revenue	5.000%	9/1/34	250	271
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	755
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	484
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,257
	Roseville CA Special Tax Revenue	5.000%	9/1/39	1,000	1,069
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	294
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,210
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	478
	Roseville CA Special Tax Revenue	5.000%	9/1/44	700	734
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,166
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	793
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,111
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,808
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	290
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	349
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	566
[5]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,673
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	548
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	479
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	445
[2]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,782
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	929
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	821
[2]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,495
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,246
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	468
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	1,725	1,792
[2]	Ross Valley CA School District GO	0.000%	7/1/26	1,025	985
	Rowland Unified School District GO	4.000%	8/1/43	1,000	1,028
	Rowland Unified School District GO	4.000%	8/1/45	2,500	2,526
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/26	280	280
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/27	650	651
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/28	250	250
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/29	500	501
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/33	1,280	1,282
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/34	1,340	1,342
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/40	2,390	2,431
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	608
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	216
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	647
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,075
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	239
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,063
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	208
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,560

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	208
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	232
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	210
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	632
[2]	Sacramento CA City Unified School District GO	6.000%	8/1/34	1,380	1,726
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	468
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,030
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,098
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	2,043
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,010	2,195
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,721
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,155
[5]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,388
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/43	3,320	3,700
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/44	9,730	10,800
[2]	Sacramento CA North Natomas Community Facilities District No. 4 Special Tax Revenue	5.000%	9/1/29	2,215	2,422
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	510
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	649
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	267
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	226
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	322
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	570
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	667
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,603
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,705
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,500	1,612
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,324
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	992
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,137
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,704
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,489
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,049
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,330
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,614
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,124
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,545
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,361
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,446
	Sacramento CA Water Revenue	5.000%	9/1/42	6,465	6,704
[4]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/25	5,000	4,875
[4]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/27	15,815	14,366
[4]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/31	5,000	3,903
[4]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/34	10,360	7,107
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,058
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	1,921
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,525
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,659
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	1,977
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	712
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,616
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	801
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,027
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,052
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,330
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,687
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,021
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,066
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	18,145	18,535
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,043
[5]	Sacramento County CA Airport System Port, Airport & Marina Revenue BAN	4.000%	7/1/38	960	990
[2]	Sacramento County CA COP	5.000%	10/1/28	695	755
[2]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,881
	Sacramento County CA Special Tax Revenue	5.000%	9/1/27	2,360	2,462
	Sacramento County CA Special Tax Revenue	5.000%	9/1/28	3,000	3,167
	Sacramento County CA Special Tax Revenue	5.000%	9/1/29	3,105	3,294
	Sacramento County CA Special Tax Revenue	5.000%	9/1/30	7,030	7,512
	Sacramento County CA Special Tax Revenue	5.000%	9/1/32	3,050	3,298
	Sacramento County CA Special Tax Revenue	5.000%	9/1/34	3,400	3,662
	Sacramento County CA Special Tax Revenue	5.000%	9/1/35	1,635	1,757
	Sacramento County CA Special Tax Revenue	5.000%	9/1/36	1,000	1,073

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Special Tax Revenue	5.000%	9/1/37	1,200	1,284
	Sacramento County CA Special Tax Revenue	5.000%	9/1/42	5,000	5,237
	Sacramento County California Housing Authority Multifamily Tax-Exempt Bonds Revenue	4.125%	5/1/40	2,490	2,488
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	1,000	1,169
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	1,250	1,452
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/40	2,245	2,581
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	1,675	1,898
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/42	2,370	2,659
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/42	2,000	2,262
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/43	3,125	3,480
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/43	2,000	2,245
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/44	2,000	2,230
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/45	2,000	2,222
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	11,500	12,653
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	871
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	695
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	965
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,846
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,954
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	2,045	2,055
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,078
[5]	Salinas City Elementary School District GO	5.000%	8/1/43	1,050	1,139
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,037
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,227
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,018
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,014
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,549
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,316
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,493
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,524
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,200
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,659
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,436
[4]	San Bernardino City Unified School District GO	0.000%	8/1/26	1,300	1,241
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	286
[4,5]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	421
[2]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	399
[2]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,159
[2]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,767
[2]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	665
[2]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,726
[5]	San Bernardino Community College District GO	0.000%	8/1/44	7,000	2,975
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	839
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	878
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	759
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	793
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	800
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	8,442
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,047
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	690
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	856
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,381
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	226
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,482
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,869
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	854
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,199
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,710
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,594
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,117
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,307
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	1,000	1,030
	San Diego CA Unified School District GO	0.000%	7/1/28	3,535	3,208
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,076
	San Diego CA Unified School District GO	0.000%	7/1/29	3,375	2,966
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,665
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,186
	San Diego CA Unified School District GO	0.000%	7/1/30	3,330	2,832
	San Diego CA Unified School District GO	0.000%	7/1/30	1,000	850
[7]	San Diego CA Unified School District GO	5.000%	7/1/30	1,000	1,119

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,831
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,528
	San Diego CA Unified School District GO	0.000%	7/1/32	2,750	2,178
	San Diego CA Unified School District GO	0.000%	7/1/34	2,700	1,978
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,165
[7]	San Diego CA Unified School District GO	5.000%	7/1/34	3,410	4,037
[7]	San Diego CA Unified School District GO	5.000%	7/1/34	3,000	3,525
	San Diego CA Unified School District GO	0.000%	7/1/35	1,275	896
	San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,095
	San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,687
	San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,207
	San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,124
	San Diego CA Unified School District GO	0.000%	7/1/37	2,000	1,291
	San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,767
	San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,780
	San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,626
[7]	San Diego CA Unified School District GO	5.000%	7/1/37	2,770	3,207
	San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,683
	San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,847
[7]	San Diego CA Unified School District GO	5.000%	7/1/38	1,805	2,082
	San Diego CA Unified School District GO	0.000%	7/1/39	4,160	2,441
	San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,600
	San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,068
	San Diego CA Unified School District GO	5.000%	7/1/39	360	412
	San Diego CA Unified School District GO	5.000%	7/1/39	3,000	3,534
	San Diego CA Unified School District GO	0.000%	7/1/40	1,500	836
	San Diego CA Unified School District GO	5.000%	7/1/40	485	552
[7]	San Diego CA Unified School District GO	5.000%	7/1/40	2,820	3,206
	San Diego CA Unified School District GO	5.000%	7/1/41	620	698
	San Diego CA Unified School District GO	5.000%	7/1/41	1,000	1,156
	San Diego CA Unified School District GO	5.000%	7/1/41	5,050	5,836
	San Diego CA Unified School District GO	0.000%	7/1/42	2,800	1,388
	San Diego CA Unified School District GO	5.000%	7/1/42	430	479
	San Diego CA Unified School District GO	5.000%	7/1/42	520	594
	San Diego CA Unified School District GO	5.000%	7/1/42	4,225	4,826
	San Diego CA Unified School District GO	0.000%	7/1/43	1,000	468
	San Diego CA Unified School District GO	5.000%	7/1/43	600	679
	San Diego CA Unified School District GO	5.000%	7/1/43	4,000	4,526
	San Diego CA Unified School District GO	0.000%	7/1/44	3,000	1,327
	San Diego CA Unified School District GO	5.000%	7/1/44	680	764
	San Diego CA Unified School District GO	5.000%	7/1/44	1,575	1,770
	San Diego CA Unified School District GO	0.000%	7/1/45	4,840	2,032
	San Diego CA Unified School District GO	5.000%	7/1/45	1,380	1,542
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,742
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,370
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	5,115
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,281
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,580
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	1,012
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	872
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	533
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	3,915	3,338
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	5,220	4,451
	San Diego Community College District GO	4.000%	8/1/41	1,450	1,503
	San Diego Community College District GO	4.000%	8/1/42	2,000	2,058
	San Diego Community College District GO	4.000%	8/1/43	2,000	2,044
	San Diego Community College District GO, ETM	0.000%	7/1/28	2,390	2,170
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,154
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,233
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,039
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	857
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,755
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,050
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,379
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	508
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	909
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,039
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,058
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,184
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,047

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,891
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	454
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	8,000	8,188
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,667
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,765
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	618
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,139
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	644
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,821
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,328
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	674
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,496
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	708
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,141
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	2,520	2,551
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	2,250	2,543
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	3,000	3,106
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	2,500	2,801
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	1,455	1,621
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,470	2,606
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,085
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,091
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	2,250	2,554
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/42	2,000	2,254
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,242
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	9,965	10,079
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,238
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,577
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,432
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,535
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,453
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,500	1,722
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,500	2,827
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,102
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	800	906
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,772
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/42	1,000	1,115
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	1,420	1,582
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	1,000	1,119
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,336
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,124
[2]	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	0.000%	9/1/26	3,665	3,499
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,062
	San Dieguito Union High School District GO	3.000%	8/1/37	1,125	1,073
	San Dieguito Union High School District GO	3.000%	8/1/38	5,690	5,361
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,129
	San Dieguito Union High School District GO	3.000%	8/1/40	2,235	2,022
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,108
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,174
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,684
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,888
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,458
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,647
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,227
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,096
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,270
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	4,000	3,325
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/31	1,915	1,959
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/30	2,180	2,262
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/31	2,265	2,346
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/32	2,355	2,430
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/33	2,450	2,520
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,175
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,072
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,492
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,361
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	10/1/31	6,075	6,033
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	1,000	1,084
[7]	San Francisco CA City & County COP	5.000%	4/1/42	500	552
[7]	San Francisco CA City & County COP	4.000%	4/1/43	500	493

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	San Francisco CA City & County COP	5.000%	4/1/44	325	353
[7]	San Francisco CA City & County COP	4.000%	4/1/45	125	121
[11]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	285	287
[11]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	381
[11]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	2,100
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,084
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,642
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,654
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,664
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,167
	San Francisco CA City & County GO	4.000%	6/15/35	200	206
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,183
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,036
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,024
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,535
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,295
[11]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/32	500	544
[11]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/32	420	457
[11]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/37	500	533
[11]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	1.850%	3/3/25	31,500	31,500
[1,5,11]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	1.850%	3/3/25	15,050	15,050
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	1,928
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,730
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	9,590	9,620
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	2,500	2,613
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,550	1,795
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,500	1,546
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	2,530	2,891
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	3,200	3,614
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,220	2,488
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,795	3,133
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	1,480	1,659
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,893
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,635
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	9,873
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,248
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	8,023
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,708
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	8,970
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	10,821
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	4,875	4,987
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,751
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/40	3,500	4,038
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	2,250	2,568
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	2,750	3,109
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	3,250	3,606
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	1,555	1,743
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,635	2,930
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.750%	3/5/25	1,800	1,800
	San Francisco City & County Port Commission Port, Airport & Marina Revenue	4.000%	3/1/39	1,240	1,265
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,286
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,774

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,316
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,059
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,151
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	1,400	1,470
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,595	1,797
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	25,340	26,389
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	11,215	12,489
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,300	37,074
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/28	495	533
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,375	1,611
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,000	1,172
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,490	1,746
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,190	1,394
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,500	1,757
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/39	1,100	1,266
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/40	1,500	1,709
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/41	1,655	1,867
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/42	1,250	1,396
[2]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/43	1,000	1,106
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	404
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	526
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	515
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	910
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	776
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	621
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	960
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	882
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	769
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	569
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	635
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	798
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	240
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	400	404
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	515
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	461
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	400
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	462
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	1,000	1,026
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	687
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	660	677
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	718
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	660	677
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	410
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	900	922
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	358

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	625	640
[2]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Transbay Infrastructure Projects)	5.000%	8/1/43	2,210	2,402
	San Francisco Community College District GO	5.000%	6/15/29	760	833
[5]	San Francisco Community College District GO	5.000%	6/15/30	575	644
	San Francisco Community College District GO	5.000%	6/15/31	500	559
[5]	San Francisco Community College District GO	5.000%	6/15/31	430	489
	San Francisco Community College District GO	5.000%	6/15/32	805	896
[5]	San Francisco Community College District GO	5.000%	6/15/32	575	663
	San Francisco Community College District GO	4.000%	6/15/33	850	892
[5]	San Francisco Community College District GO	5.000%	6/15/33	750	875
	San Francisco Community College District GO	4.000%	6/15/34	595	623
[5]	San Francisco Community College District GO	5.000%	6/15/34	800	942
[5]	San Francisco Community College District GO	5.000%	6/15/39	1,200	1,376
[5]	San Francisco Community College District GO	5.000%	6/15/40	1,600	1,814
[5]	San Francisco Community College District GO	5.000%	6/15/41	5,300	5,949
[5]	San Francisco Community College District GO	5.000%	6/15/42	5,665	6,307
[5]	San Francisco Community College District GO	5.000%	6/15/43	6,335	7,004
[5]	San Francisco Community College District GO	5.000%	6/15/44	5,000	5,496
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/32	1,310	1,299
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/41	620	621
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,226
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,056
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,594
	San Francisco Unified School District GO	5.000%	6/15/37	7,565	8,365
	San Francisco Unified School District GO	3.000%	6/15/38	9,120	8,602
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,413
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	8,386
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,271
	San Francisco Unified School District GO	3.000%	6/15/40	7,025	6,386
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/28	1,080	1,102
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/29	1,165	1,187
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/30	1,225	1,247
[2]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,373
[2]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,548
[2]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,689
[2]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,852
[5]	San Jacinto Unified School District GO	3.750%	8/1/41	300	296
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,404
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	1,485	1,543
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	5,750	5,969
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,094
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,631
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,801
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	17,480	18,019
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	94
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	41
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	904
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	725	521
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	10,725	11,187
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	8,945	9,330
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	83
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,800
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,467
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	450
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	629
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	323
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	494
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,200	2,201
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	201
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	205
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	178
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	239
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	297
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	411
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	774
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	813
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	849
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	859

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	385
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	389
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	1,000	1,033
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	638
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	755	775
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,305
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/35	72,790	83,041
	San Jose CA Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,000	2,046
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	731
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,025
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	882
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,158
	San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,917
	San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	3,245
	San Jose Evergreen Community College District GO	4.000%	9/1/41	2,600	2,684
	San Jose Evergreen Community College District GO	4.000%	9/1/42	2,345	2,405
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,500	1,530
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,325	1,510
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	2,000	2,272
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,750	1,975
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,250	1,401
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/27	2,455	2,590
[4]	San Jose Unified School District GO	0.000%	8/1/28	8,455	7,658
[2]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,717
	San Juan Unified School District GO	3.000%	8/1/27	6,020	6,070
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,851
	San Juan Unified School District GO	4.000%	8/1/30	700	730
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,304
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,039
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,316
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,487
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,567
	San Juan Unified School District GO	2.375%	8/1/41	1,955	1,477
	San Juan Unified School District GO	4.000%	8/1/41	1,500	1,544
	San Juan Unified School District GO	5.000%	8/1/41	4,000	4,368
	San Juan Unified School District GO	4.000%	8/1/42	2,500	2,557
	San Juan Unified School District GO	4.000%	8/1/43	2,510	2,552
	San Juan Unified School District GO	4.000%	8/1/44	3,415	3,455
[5]	San Leandro Unified School District GO	4.000%	8/1/28	200	209
[5]	San Leandro Unified School District GO	4.000%	8/1/30	355	367
[5]	San Leandro Unified School District GO	4.000%	8/1/31	415	429
[5]	San Leandro Unified School District GO	4.000%	8/1/32	500	515
[5]	San Leandro Unified School District GO	4.000%	8/1/33	400	412
[5]	San Leandro Unified School District GO	4.000%	8/1/34	670	688
[5]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,265
[5]	San Leandro Unified School District GO	4.000%	8/1/35	275	282
[5]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,389
[5]	San Leandro Unified School District GO	4.000%	8/1/38	810	822
[5]	San Leandro Unified School District GO	4.000%	8/1/39	400	404
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	158
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	123
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	102
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	102
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	328
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	651
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	146
	San Luis Obispo County Community College District GO	4.000%	8/1/40	500	519
	San Luis Obispo County Community College District GO	4.000%	8/1/41	700	723
	San Luis Obispo County Community College District GO	4.000%	8/1/42	900	922
	San Luis Obispo County Community College District GO	4.000%	8/1/43	900	915
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/40	2,540	2,883
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/41	1,665	1,871
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/42	1,615	1,802
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	634
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	939
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	790
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,115
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	893
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,191
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,046

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,384
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,823
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,273
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,684
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,265
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,625
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	3,813
	San Marcos Unified School District GO	0.000%	8/1/32	1,165	919
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,957
	San Marcos Unified School District GO	4.000%	8/1/32	300	307
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,733
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,226
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,526
	San Marcos Unified School District GO	0.000%	8/1/41	3,000	1,548
	San Marcos Unified School District GO	0.000%	8/1/42	1,140	554
	San Marcos Unified School District GO	0.000%	8/1/43	1,500	686
[4]	San Mateo County Community College District GO	0.000%	9/1/28	6,550	5,917
[4]	San Mateo County Community College District GO	0.000%	3/1/31	2,375	1,987
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,761
[4]	San Mateo County Community College District GO	0.000%	9/1/35	11,000	7,795
[4]	San Mateo County Community College District GO	0.000%	9/1/36	18,855	12,784
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,023
	San Mateo Foster City CA School District GO	4.000%	8/1/43	1,200	1,222
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	612
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	610
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,591
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,639
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,838
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,307
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,071
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,498
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,583
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,654
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,195
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,464
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	6,837
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	7,075	7,394
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/25	110	111
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,599
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	1,983
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,179
[2]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,887
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	405
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,177
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,656
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,112
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,238
	San Rafael CA City High School District GO	3.000%	8/1/38	2,875	2,716
	San Rafael CA City High School District GO	3.000%	8/1/39	2,500	2,314
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,308
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,742
[4]	San Rafael City Elementary School District GO	0.000%	8/1/28	3,175	2,838
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,618
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	774
	San Ramon CA COP	4.000%	6/1/37	1,225	1,243
[10]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/27	1,700	1,590
[10]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/28	1,800	1,623
[5]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/26	1,595	1,598
[5]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/27	1,670	1,673
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/26	100	102
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/27	100	103
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/28	115	120
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/29	100	105
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/30	105	112
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/31	200	213
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/32	125	133
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/36	530	554
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/37	300	312
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.250%	8/1/38	290	236
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.375%	8/1/39	870	704

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/40	300	307
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,549
[4]	San Ysidro School District GO	0.000%	8/1/29	1,100	942
[2]	San Ysidro School District GO	5.000%	8/1/40	1,115	1,240
[2]	San Ysidro School District GO	5.000%	8/1/40	1,105	1,229
[2]	San Ysidro School District GO	5.000%	8/1/41	1,155	1,275
[2]	San Ysidro School District GO	5.000%	8/1/41	1,220	1,347
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	498
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,240
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,451
[5]	Sanger Unified School District GO	3.000%	8/1/35	680	650
[5]	Sanger Unified School District GO	3.000%	8/1/36	750	713
[5]	Sanger Unified School District GO	3.000%	8/1/37	820	773
[5]	Sanger Unified School District GO	4.000%	8/1/37	330	344
[5]	Sanger Unified School District GO	3.000%	8/1/39	375	347
[5]	Sanger Unified School District GO	4.000%	8/1/39	330	340
[5]	Sanger Unified School District GO	4.000%	8/1/40	250	256
[5]	Sanger Unified School District GO	4.000%	8/1/41	325	331
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	359
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	513
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	522
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	511
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	897
[2]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,353
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,246
[6]	Santa Ana Unified School District GO	0.000%	8/1/34	11,400	8,253
[6]	Santa Ana Unified School District GO	0.000%	8/1/37	3,330	2,118
	Santa Barbara County College School District GO	0.000%	8/1/33	1,000	756
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	905
	Santa Clara County CA GO	3.500%	8/1/38	70	67
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,924
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,904
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,886
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,357
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,866
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,834
	Santa Clara Unified School District GO	3.000%	7/1/32	390	390
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	361
[2]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,653
[2]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,833
	Santa Clarita Community College District GO	3.000%	8/1/33	350	346
	Santa Clarita Community College District GO	3.000%	8/1/37	800	752
	Santa Clarita Community College District GO	3.000%	8/1/38	750	700
	Santa Clarita Community College District GO	3.000%	8/1/39	900	823
	Santa Clarita Community College District GO	3.000%	8/1/40	800	717
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	374
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	336
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	374
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	381
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	214
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	335
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	434
	Santa Cruz City High School District GO	2.000%	8/1/38	2,955	2,338
	Santa Cruz City High School District GO	2.125%	8/1/39	3,070	2,412
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/29	160	169
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	165	171
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	140	145
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/32	140	145
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/33	135	139
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/34	250	257
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	779
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	838
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	637
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,448
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,389
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,360
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,606
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,559
	Santa Monica Community College District GO	5.000%	8/1/31	600	647
	Santa Monica Community College District GO	4.000%	8/1/33	500	516

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica Community College District GO	4.000%	8/1/34	655	674
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	1,000	1,045
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	680
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,600	1,384
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	104
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	155
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	228
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	362
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	514
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	353
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	632
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	529
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	760
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	472
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	953
[2,10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,951
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	773
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	939
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,009
[5]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,575
[2]	Santa Rosa High School District GO	5.000%	8/1/35	750	772
[5]	Santa Rosa High School District GO	4.000%	8/1/37	425	438
[5]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,126
[5]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,014
[5]	Santa Rosa High School District GO	4.000%	8/1/42	2,275	2,299
	Santa Rosa High School District GO	4.000%	8/1/42	3,315	3,376
[4]	Saratoga Union School District GO	0.000%	3/1/28	2,000	1,836
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	702
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	527
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	623
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	707
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,298
[2]	Savanna School District GO	0.000%	8/1/44	1,765	746
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	290
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	302
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	694
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	945	1,006
[2]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,912
[2]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,753
[2]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,331
[2]	Simi Valley Unified School District GO	0.000%	8/1/30	2,975	2,533
	Simi Valley Unified School District GO	4.000%	8/1/32	200	204
	Simi Valley Unified School District GO	3.000%	8/1/35	525	505
	Simi Valley Unified School District GO	3.000%	8/1/36	750	709
	Simi Valley Unified School District GO	3.000%	8/1/37	500	469
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	225	261
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/37	500	575
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/38	240	274
[2]	Solana Beach School District Special Tax Revenue	5.000%	9/1/39	300	339
[2]	Solana Beach School District Special Tax Revenue	4.000%	9/1/42	1,650	1,670
	Solano County Community College District GO	5.000%	8/1/40	550	631
	Solano County Community College District GO	5.000%	8/1/41	600	682
	Solano County Community College District GO	5.000%	8/1/42	4,000	4,514
	Solano County Community College District GO	4.000%	8/1/43	750	761
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,954
	Sonoma County Junior College District GO	3.000%	8/1/39	2,055	1,880
	Sonoma Valley Unified School District GO	0.000%	8/1/29	1,500	1,310
	Sonoma Valley Unified School District GO	0.000%	8/1/30	3,500	2,956
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	337
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	526
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	979
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,407
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,321
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,709
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/31	10	11
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/32	15	16
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/33	30	33
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/34	45	49
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/37	75	82
[2]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/38	90	98

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/27	1,400	1,482
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/28	950	1,027
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/29	2,050	2,258
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	376
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	574
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	721
	South San Francisco Unified School District GO	4.000%	9/1/41	1,685	1,719
	South San Francisco Unified School District GO	4.000%	9/1/42	1,855	1,883
[2]	South Tahoe Joint Powers Financing Authority Tax Increment/Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/34	1,000	1,000
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	155	155
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,194
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	58,230	61,935
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/41	11,285	12,365
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	5,000	5,434
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	5,000	5,389
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	10,045	10,826
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,334
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	637
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	480	519
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	995	1,092
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/29	450	487
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/41	8,780	9,705
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	5,000	5,477
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	12,125	13,163
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	1,145	1,232
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/45	10,280	11,011
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,136
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,814
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	1.250%	3/3/25	69,860	69,860
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,087
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,352
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,519
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	414
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	11,385	12,248
	Southwestern Community College District GO	4.000%	8/1/31	300	309
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,016
	Southwestern Community College District GO	4.000%	8/1/32	250	255
	Southwestern Community College District GO	4.000%	8/1/33	300	306
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,781
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,394
	Southwestern Community College District GO	4.000%	8/1/37	730	745
	Southwestern Community College District GO	4.000%	8/1/37	400	418
	Southwestern Community College District GO	3.000%	8/1/38	900	847
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,130
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,769
	Southwestern Community College District GO	3.000%	8/1/40	2,425	2,193
	Southwestern Community College District GO	0.000%	8/1/41	1,500	787
	St. Helena Unified School District GO	4.000%	8/1/27	4,550	4,727
	State Center Community College District GO	3.000%	8/1/34	1,500	1,494
	State Center Community College District GO	4.000%	8/1/34	1,000	1,021
	State Center Community College District GO	3.000%	8/1/40	5,000	4,489
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/39	750	797
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,329
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	1,960
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,904
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,754
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,380
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,697
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,649
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,755

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/27	1,600	1,691
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/28	1,115	1,202
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/29	1,105	1,213
[2]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	1,500	1,548
[2]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	2,890	2,974
[2]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/34	2,070	2,127
[2]	Stockton Unified School District GO	0.000%	8/1/27	740	689
[2]	Stockton Unified School District GO	5.000%	7/1/28	1,395	1,508
[2]	Stockton Unified School District GO	5.000%	8/1/28	1,190	1,289
[2]	Stockton Unified School District GO	5.000%	8/1/28	2,500	2,707
[2]	Stockton Unified School District GO	5.000%	8/1/28	1,400	1,516
[5]	Stockton Unified School District GO	5.000%	8/1/29	805	869
[2]	Stockton Unified School District GO	5.000%	8/1/29	2,580	2,850
[2]	Stockton Unified School District GO	5.000%	8/1/29	1,910	2,110
[2]	Stockton Unified School District GO	5.000%	8/1/30	3,000	3,378
[2]	Stockton Unified School District GO	5.000%	8/1/30	4,550	5,123
[2]	Stockton Unified School District GO	5.000%	8/1/31	2,875	3,293
[2]	Stockton Unified School District GO	0.000%	8/1/33	635	482
[2]	Stockton Unified School District GO	4.000%	8/1/34	2,500	2,646
[2]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,053
[2]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,095
[2]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,349
[5]	Stockton Unified School District GO	5.000%	8/1/37	1,620	1,909
[2]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,191
[5]	Stockton Unified School District GO	5.000%	8/1/38	2,020	2,372
[5]	Stockton Unified School District GO	5.000%	8/1/39	600	701
[2]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,676
[2]	Stockton Unified School District GO	3.000%	8/1/41	1,000	871
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,002
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,277
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,363
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,283
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,260
[5]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,002
	Sulphur Springs Union School District Special Tax Revenue	5.000%	9/1/39	1,175	1,273
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	1,999
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,122
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,062
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,354
	Sweetwater Union High School District GO	3.000%	8/1/25	455	455
	Sweetwater Union High School District GO	5.000%	8/1/33	2,770	2,820
[2]	Sweetwater Union High School District GO	0.000%	8/1/35	2,230	1,488
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,084
[2]	Sweetwater Union High School District GO	0.000%	8/1/36	2,640	1,664
[2]	Sweetwater Union High School District GO	0.000%	8/1/37	1,250	744
[2]	Sweetwater Union High School District GO	0.000%	8/1/38	720	403
[11]	Sweetwater Union High School District GO TOB VRDO	1.650%	3/3/25	3,625	3,625
[5]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	332
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/27	430	448
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/28	1,010	1,066
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/29	1,290	1,373
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/31	600	649
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/32	1,000	1,089
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/33	1,000	1,092
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/34	850	933
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/38	4,250	4,615
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/42	6,905	7,336
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/25	1,795	1,819
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/26	1,450	1,496
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/27	1,000	1,045
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/28	555	589
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/29	500	530
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/30	535	566
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/31	1,000	1,056
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/32	785	828
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/33	1,650	1,737
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/34	1,705	1,792
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/35	2,620	2,750
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/36	2,765	2,896
[2]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/37	2,350	2,455

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Temple City Unified School District GO	0.000%	8/1/27	1,000	927
[4]	Temple City Unified School District GO	0.000%	8/1/28	2,500	2,245
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,254
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,051
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,860	1,980
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,080	2,235
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,840	4,144
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,076
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,320	4,638
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,200	1,217
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,470	3,509
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,310
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,620	2,632
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,700	1,703
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,955	2,933
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,855	1,826
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,251
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,066
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,008
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,515	1,604
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,064
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	3,889
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,205	2,342
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,195	4,447
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,174
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,052
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,000	3,149
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	4,475	4,687
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	2,000	2,090
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	1,690	1,714
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	185
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	212
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	238
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	269
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	299
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	330
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,162
	Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/38	600	645
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,116
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/43	1,345	1,444
[2]	Tracy Community Development Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/25	960	968
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/25	600	605
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/26	600	614
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/27	615	637
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/27	1,245	1,284
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/28	720	753
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/29	665	700
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/30	1,000	1,052
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/31	600	630
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/32	1,290	1,351
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/33	1,400	1,465
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/34	600	627
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/35	1,745	1,821
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/37	1,100	1,146
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/38	1,000	1,038
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/38	600	617
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/39	1,000	1,035
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/40	1,165	1,198
[2]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,535
[2]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,019
[5]	Tulare Local Health Care District GO	4.000%	8/1/25	455	457
[5]	Tulare Local Health Care District GO	4.000%	8/1/26	515	523
[5]	Tulare Local Health Care District GO	4.000%	8/1/27	580	595
[5]	Tulare Local Health Care District GO	4.000%	8/1/28	435	450
[5]	Tulare Local Health Care District GO	4.000%	8/1/29	735	764
[5]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,378
[5]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,433
[5]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,116
[5]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,382
[5]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	5,028

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,348
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	5,802
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,450	1,493
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,841
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,320
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	3,949
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,669
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,527
[5]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/33	2,470	2,494
[2]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,808
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,137
[4]	Ukiah CA Unified School District GO	0.000%	8/1/26	1,205	1,156
[4]	Ukiah CA Unified School District GO	0.000%	8/1/30	1,235	1,044
[2]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,411
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,376
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,035
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,264
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,166
	Union Elementary School District GO	0.000%	9/1/29	110	96
[4]	Union Elementary School District GO	0.000%	9/1/29	8,280	7,231
[7]	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/30	10,090	11,279
	United Water Conservation District COP	5.000%	10/1/27	700	744
	United Water Conservation District COP	5.000%	10/1/28	740	803
	United Water Conservation District COP	5.000%	10/1/29	785	868
	United Water Conservation District COP	5.000%	10/1/30	835	940
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,133
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,168
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,215
	United Water Conservation District COP	4.000%	10/1/36	935	976
	United Water Conservation District COP	4.000%	10/1/37	980	1,015
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,044
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,084
	United Water Conservation District COP	4.000%	10/1/40	625	639
	University of California College & University Revenue	5.000%	5/15/27	6,985	7,364
	University of California College & University Revenue	5.000%	5/15/28	3,000	3,228
	University of California College & University Revenue	5.000%	5/15/28	6,570	7,073
	University of California College & University Revenue	5.000%	5/15/28	3,835	4,128
	University of California College & University Revenue	5.000%	5/15/29	8,250	9,049
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,488
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,488
	University of California College & University Revenue	5.000%	5/15/29	19,610	21,526
	University of California College & University Revenue	4.000%	5/15/30	7,535	7,822
	University of California College & University Revenue	5.000%	5/15/31	15,095	15,841
	University of California College & University Revenue	5.000%	5/15/31	14,500	16,472
	University of California College & University Revenue	5.000%	5/15/31	9,000	10,224
	University of California College & University Revenue	5.000%	5/15/32	10,000	11,527
	University of California College & University Revenue	5.000%	5/15/33	6,760	7,208
	University of California College & University Revenue	5.000%	5/15/33	5,025	5,150
	University of California College & University Revenue	5.000%	5/15/33	3,500	4,084
	University of California College & University Revenue	4.000%	5/15/34	10,620	10,817
	University of California College & University Revenue	5.000%	5/15/34	3,955	4,051
	University of California College & University Revenue	5.000%	5/15/34	6,395	6,692
	University of California College & University Revenue	5.000%	5/15/34	1,525	1,624
	University of California College & University Revenue	4.000%	5/15/35	20,790	21,145
	University of California College & University Revenue	5.000%	5/15/35	2,060	2,109
	University of California College & University Revenue	5.000%	5/15/35	4,210	4,477
	University of California College & University Revenue	5.000%	5/15/35	625	677
	University of California College & University Revenue	5.000%	5/15/35	1,775	2,022
	University of California College & University Revenue	5.000%	5/15/35	20,000	23,142
	University of California College & University Revenue	5.000%	5/15/35	9,125	10,712
	University of California College & University Revenue	5.000%	5/15/36	5,425	5,549
	University of California College & University Revenue	5.000%	5/15/36	4,295	4,561
	University of California College & University Revenue	5.000%	5/15/36	1,250	1,351
	University of California College & University Revenue	5.000%	5/15/36	3,050	3,353
	University of California College & University Revenue	5.000%	5/15/36	4,205	4,836
	University of California College & University Revenue	5.000%	5/15/36	5,000	5,751
	University of California College & University Revenue	5.000%	5/15/36	17,300	20,175

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/37	9,530	9,927
University of California College & University Revenue	5.000%	5/15/37	11,710	12,198
University of California College & University Revenue	5.000%	5/15/37	14,620	15,494
University of California College & University Revenue	5.000%	5/15/37	9,665	10,906
University of California College & University Revenue	5.000%	5/15/37	2,000	2,292
University of California College & University Revenue	5.000%	5/15/37	8,825	10,111
University of California College & University Revenue	5.000%	5/15/38	19,090	20,201
University of California College & University Revenue	5.000%	5/15/38	10,065	10,998
University of California College & University Revenue	5.000%	5/15/38	5,230	5,970
University of California College & University Revenue	5.000%	5/15/38	5,000	5,707
University of California College & University Revenue	5.000%	5/15/38	11,935	13,976
University of California College & University Revenue	5.000%	5/15/38	13,550	15,867
University of California College & University Revenue	5.000%	5/15/39	10,000	10,870
University of California College & University Revenue	5.000%	5/15/39	4,945	5,601
University of California College & University Revenue	5.000%	5/15/39	12,060	13,991
University of California College & University Revenue	5.000%	5/15/39	12,130	14,073
University of California College & University Revenue	4.000%	5/15/40	1,725	1,777
University of California College & University Revenue	5.000%	5/15/40	3,000	3,336
University of California College & University Revenue	5.000%	5/15/40	22,000	25,374
University of California College & University Revenue	5.000%	5/15/40	12,255	14,134
University of California College & University Revenue	5.000%	5/15/41	4,000	4,417
University of California College & University Revenue	5.000%	5/15/41	5,000	5,592
University of California College & University Revenue	5.000%	5/15/41	15,000	16,962
University of California College & University Revenue	5.000%	5/15/41	1,025	1,159
University of California College & University Revenue	5.000%	5/15/42	5,000	5,562
University of California College & University Revenue	5.000%	5/15/42	4,000	4,496
University of California College & University Revenue	5.000%	5/15/42	2,500	2,810
University of California College & University Revenue	5.000%	5/15/43	18,155	18,940
University of California College & University Revenue	5.000%	5/15/43	5,010	5,539
University of California College & University Revenue	5.000%	5/15/43	8,750	9,769
University of California College & University Revenue	5.000%	5/15/44	2,500	2,775
University of California College & University Revenue	5.000%	5/15/44	7,875	8,740
University of California College & University Revenue	5.000%	5/15/45	3,025	3,350
University of California College & University Revenue (Limited Project)	4.000%	5/15/28	6,060	6,335
University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	7,993
University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,454
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	12,662
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	13,388
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	11,290	11,797
University of California College & University Revenue (Limited Project)	5.000%	5/15/36	15,040	15,686
University of California College & University Revenue (Limited Project)	5.000%	5/15/37	5,240	5,550
University of California College & University Revenue (Limited Project)	5.000%	5/15/38	5,065	5,357
University of California College & University Revenue (Limited Project)	5.000%	5/15/46	3,800	4,096
University of California College & University Revenue (Limited Project)	5.000%	5/15/47	2,250	2,311
University of California College & University Revenue VRDO	1.000%	3/3/25	15,000	15,000
University of California College & University Revenue VRDO	1.000%	3/6/25	4,150	4,150
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	8,660
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	800	926
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	14,338
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	990	1,139
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	5,935
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,295
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,119
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,350	2,687
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	2,400	2,729
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,235	5,892
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,018
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,438
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	5,000	5,494
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	37,140	37,373
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.300%	3/3/25	13,100	13,100
Upland CA COP	5.000%	1/1/26	1,610	1,630
Upland CA COP	5.000%	1/1/27	2,215	2,278
Upland CA COP	5.000%	1/1/28	2,560	2,681
Upland CA COP	5.000%	1/1/29	835	873
Upland CA COP	5.000%	1/1/30	1,455	1,520
Upland CA COP	5.000%	1/1/31	1,465	1,529
Upland CA COP	5.000%	1/1/33	1,710	1,780
Upland CA COP	5.000%	1/1/34	1,500	1,559
Upland CA COP	4.000%	1/1/35	2,025	2,038

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Upland CA COP	4.000%	1/1/36	1,000	1,005
[2]	Upland Unified School District GO	0.000%	8/1/30	1,445	1,219
[2]	Upland Unified School District GO	0.000%	4/1/33	7,340	5,619
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	848
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,058
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,055
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,279
	Vacaville Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,202
	Vacaville Unified School District GO	4.000%	8/1/34	100	103
	Vacaville Unified School District GO	4.000%	8/1/36	300	306
	Vacaville Unified School District GO	4.000%	8/1/37	300	305
	Vacaville Unified School District GO	4.000%	8/1/39	500	506
[2]	Val Verde Unified School District COP	5.000%	3/1/26	260	266
[2]	Val Verde Unified School District COP	5.000%	3/1/27	275	287
[2]	Val Verde Unified School District COP	5.000%	3/1/28	280	298
[2]	Val Verde Unified School District COP	5.000%	3/1/29	450	480
[2]	Val Verde Unified School District COP	5.000%	3/1/30	850	907
[2]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,083
[5]	Val Verde Unified School District GO	3.000%	8/1/30	220	220
[5]	Val Verde Unified School District GO	4.000%	8/1/31	100	104
[5]	Val Verde Unified School District GO	4.000%	8/1/33	300	308
[5]	Val Verde Unified School District GO	4.000%	8/1/33	140	144
[5]	Val Verde Unified School District GO	4.000%	8/1/35	250	255
[5]	Val Verde Unified School District GO	4.000%	8/1/36	150	153
[5]	Val Verde Unified School District GO	4.000%	8/1/37	200	203
[5]	Val Verde Unified School District GO	4.000%	8/1/37	250	254
[5]	Val Verde Unified School District GO	4.000%	8/1/39	300	303
[2]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,023
[5]	Vallejo CA Water Revenue	4.000%	5/1/28	250	258
[5]	Vallejo CA Water Revenue	4.000%	5/1/29	150	156
[5]	Vallejo CA Water Revenue	4.000%	5/1/30	150	157
[5]	Vallejo CA Water Revenue	4.000%	5/1/31	200	211
[5]	Vallejo CA Water Revenue	4.000%	5/1/32	175	186
[5]	Vallejo CA Water Revenue	4.000%	5/1/33	150	157
[5]	Vallejo CA Water Revenue	4.000%	5/1/34	250	261
[5]	Vallejo CA Water Revenue	4.000%	5/1/36	240	248
[5]	Vallejo CA Water Revenue	4.000%	5/1/37	400	410
[5]	Vallejo CA Water Revenue	4.000%	5/1/38	500	512
[5]	Vallejo CA Water Revenue	4.000%	5/1/40	350	357
[5]	Vallejo CA Water Revenue	4.000%	5/1/41	500	507
[5]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,166
[5]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,249
[5]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,335
	Ventura Unified School District GO	4.000%	8/1/40	880	905
	Ventura Unified School District GO	4.000%	8/1/42	2,740	2,782
	Ventura Unified School District GO	4.000%	8/1/43	3,645	3,680
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	741
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	834
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	3,320	3,390
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	1,205	1,238
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,690	2,773
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	2,415	2,513
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,700	3,883
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	4,170	4,411
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,622
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	532
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,732
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,826
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,105	1,205
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,080
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,352
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,075
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,421
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,070
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	774
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,699
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	795
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	462
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	530

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	492
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,263
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,258
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,534
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,192
[4]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,691
[4]	Washington CA Yolo County Unified School District GO	0.000%	8/1/27	3,440	3,209
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,436
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,433
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,072
	Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,864
	Washington Township Health Care District GO	5.250%	8/1/40	900	1,027
[2]	Washington Township Health Care District GO	4.125%	8/1/41	400	410
[2]	Washington Township Health Care District GO	4.125%	8/1/42	500	510
[2]	Washington Township Health Care District GO	4.250%	8/1/43	600	615
[2]	Washington Township Health Care District GO	4.250%	8/1/45	900	916
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	650
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	778
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	778
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	452
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	904
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	797
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,525	1,549
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	777
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	444
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	959
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	779
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	415
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	779
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,031
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,195
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	790
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	426
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,579
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	796
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,411
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	783
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	98
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,040
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	402
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,566
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	991
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,389
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,575	1,634
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,702
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,034
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,201
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,895
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	628
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	90
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	1,920
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	625
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,272
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,962
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	515
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	657
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	1,078
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	22
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	530	549
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	400	412
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	400	410
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	325	331
[6]	West Contra Costa Unified School District GO	0.000%	8/1/27	850	789
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	460
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,719
[6]	West Contra Costa Unified School District GO	0.000%	8/1/28	900	809
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	460
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	523
[2]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,735
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	654

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	638
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,216
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	670
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	712
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,068
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	908
[6]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,300	1,018
[4,5]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,850	1,449
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,348
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,692
[6]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	1,996
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	743
[2,3]	West Contra Costa Unified School District GO	0.000%	8/1/33	8,010	5,999
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	995
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,259
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	3,110	2,226
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,779
[2]	West Contra Costa Unified School District GO	0.000%	8/1/36	1,000	662
[2]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,910	1,829
[2]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	710
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	617
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	654
[5]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,125	1,303
[5]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,435	1,662
[5]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,745	2,021
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	611
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	643
[5]	West Contra Costa Unified School District GO	4.000%	8/1/39	3,025	3,155
[5]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,250	1,434
[5]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,395	1,600
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	635
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	635
[5]	West Contra Costa Unified School District GO	4.000%	8/1/40	2,235	2,313
[5]	West Contra Costa Unified School District GO	5.000%	8/1/40	1,100	1,251
[5]	West Contra Costa Unified School District GO	4.000%	8/1/41	3,130	3,220
[5]	West Contra Costa Unified School District GO	5.000%	8/1/41	1,000	1,128
[5]	West Contra Costa Unified School District GO	4.000%	8/1/42	1,545	1,575
[5]	West Contra Costa Unified School District GO	5.000%	8/1/42	1,000	1,120
[5]	West Contra Costa Unified School District GO	4.000%	8/1/43	1,400	1,416
[5]	West Contra Costa Unified School District GO	5.000%	8/1/43	1,190	1,325
[5]	West Contra Costa Unified School District GO	5.000%	8/1/44	1,200	1,329
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	799
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	687
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,134
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,532
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,578
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	454
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	880
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,887
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	973
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,204
	West Sonoma County Union High School District GO	0.000%	8/1/37	1,640	1,056
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	533
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,075
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,320	2,583
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	3,047
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,628
[5]	Western Placer Unified School District GO	4.000%	8/1/31	885	906
[5]	Western Placer Unified School District GO	4.000%	8/1/31	755	773
[5]	Western Placer Unified School District GO	4.000%	8/1/32	920	940
[5]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,008
[5]	Western Placer Unified School District GO	4.000%	8/1/34	545	555
[5]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,040
[5]	Western Placer Unified School District GO	4.000%	8/1/35	630	639
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/38	1,125	1,280
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/39	1,195	1,355
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/42	5,250	5,345

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	302
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	457
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	463
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	243
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	417
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	431
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	238
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	317
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	433
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	517
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	309
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	564
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	510
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	541
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,175
	Westside Union School District GO	0.000%	8/1/32	1,055	829
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,015
[2]	William S Hart Union High School District GO	0.000%	9/1/29	10	9
	William S Hart Union High School District GO	0.000%	8/1/33	3,070	2,311
[2]	William S Hart Union High School District GO	0.000%	8/1/35	1,000	698
[5]	Windsor Unified School District GO	0.000%	8/1/37	2,000	1,257
[2]	Wiseburn School District GO	0.000%	8/1/34	2,000	1,460
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,001
	Yuba Community College District GO	3.000%	8/1/29	2,000	2,000
					15,779,563
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/43	750	798
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	398
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,663
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,000	1,006
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	3,035	2,918
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,612
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	710	766
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,133
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,754
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,000	1,096
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	500	554
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	121
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,235	1,268
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	135	148
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,788
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/43	975	1,027
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	355	369
					19,419
Maryland (0.0%)
[15]	Freddie Mac Pool	3.750%	7/1/42	4,495	4,477
Minnesota (0.1%)
[15]	Freddie Mac Pool	3.550%	11/1/32	4,625	4,471
[15]	Freddie Mac Pool	3.600%	1/1/33	916	884
[15]	Freddie Mac Pool	3.180%	9/1/33	8,877	8,361
					13,716
Multiple States (0.6%)
[11,15]	FHLMC Multifamily Certificates Revenue TOB VRDO	1.800%	3/3/25	18,755	18,755
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	23,394	22,420
[11,15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	29,146	26,029
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	29,042	26,489
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.542%	11/25/38	3,761	3,609
					97,302
New York (0.0%)
[15]	Freddie Mac Pool	3.800%	11/1/34	1,442	1,404
Ohio (0.1%)
[15]	Freddie Mac Pool	3.400%	11/1/40	9,946	9,122
[15]	Freddie Mac Pool	3.850%	7/1/41	9,964	9,363
					18,485
Pennsylvania (0.0%)
[15]	Freddie Mac Pool	3.600%	7/1/40	4,016	3,717

Vanguard® California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico (2.0%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	11,970	12,036
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	24,252	25,364
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	27,156	29,253
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	37,539	41,907
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	7,972	5,645
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	25,659	25,843
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	8,508	8,526
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	13,135	13,049
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	2,285	2,082
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,385	1,390
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	2,315	2,412
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,810	1,902
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	495	520
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	7,050	7,444
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,985	2,110
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	650	691
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,290	9,989
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	1,500	1,569
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	925	969
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,445	1,523
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,105	2,940
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,595	1,525
[11]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,720	10,139
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	38,763	35,588
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,521	2,314
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	4,301	3,704
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	750	647
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,031	8,837
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	14,820	10,951
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	38,761	38,617
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,510	4,493
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,723	1,717
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	7,578	2,541
					318,499
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	180	182
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	455	465
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	1,540	1,593
					2,240
Virginia (0.1%)
[15]	Freddie Mac Pool	3.200%	9/1/40	11,233	9,955
Total Tax-Exempt Municipal Bonds (Cost $16,412,041)					16,268,777

Vanguard® California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/43	17,825	11,207
Commonwealth of Puerto Rico CVI	0.000%	11/1/51	8,536	5,453
Total Taxable Municipal Bonds (Cost $16,237)				16,660
Total Investments (99.7%) (Cost $16,428,278)				16,285,437
Other Assets and Liabilities—Net (0.3%)				45,800
Net Assets (100%)				16,331,237
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
8	Step bond.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $648,643,000, representing 4.0% of net assets.
12	Securities with a value of $2,812,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Non-income-producing security—security in default.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	1,153	124,452	1,009

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2025	(697)	(79,632)	(660)
Ultra Long U.S. Treasury Bond	June 2025	(229)	(28,425)	(439)
				(1,099)
				(90)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.

Vanguard® California Intermediate-Term Tax-Exempt Fund
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,268,777	—	16,268,777
Taxable Municipal Bonds	—	16,660	—	16,660
Total	—	16,285,437	—	16,285,437
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,009	—	—	1,009
Liabilities
Futures Contracts[1]	(1,099)	—	—	(1,099)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.